Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

May 31, 2020

STI-QTLY-0720
1.816022.115

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc.	95,774	$249,970
AT&T, Inc.	11,101,799	342,601,517
ATN International, Inc.	16,985	1,008,909
Bandwidth, Inc. (a)(b)	22,864	2,534,474
CenturyLink, Inc.	1,484,249	14,590,168
Cincinnati Bell, Inc. (a)	83,774	1,233,991
Cogent Communications Group, Inc.	62,747	4,801,400
Consolidated Communications Holdings, Inc. (b)	109,987	666,521
GCI Liberty, Inc. (a)	144,079	9,968,826
Globalstar, Inc. (a)(b)	1,067,098	317,568
IDT Corp. Class B (a)	31,569	200,147
Iridium Communications, Inc. (a)	149,882	3,447,286
Ooma, Inc. (a)	26,417	331,269
ORBCOMM, Inc. (a)	115,630	316,826
PDVWireless, Inc. (a)	16,847	902,999
Verizon Communications, Inc.	6,301,630	361,587,529
Vonage Holdings Corp. (a)	329,382	3,171,949
		747,931,349
Entertainment - 1.8%
Activision Blizzard, Inc.	1,169,704	84,195,294
AMC Entertainment Holdings, Inc. Class A (b)	80,472	412,821
Ballantyne of Omaha, Inc. (a)	12,668	21,029
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,642	26,951
Cinedigm Corp. (a)	3,959	3,365
Cinemark Holdings, Inc.	154,781	2,326,358
Electronic Arts, Inc. (a)	443,998	54,558,474
Gaia, Inc. Class A (a)	15,337	120,089
Global Eagle Entertainment, Inc. (a)(b)	2,949	6,370
Glu Mobile, Inc. (a)	162,757	1,624,315
Lions Gate Entertainment Corp.:
Class A (a)(b)	132,862	1,058,910
Class B (a)	118,561	892,764
Live Nation Entertainment, Inc. (a)	214,561	10,547,819
LiveXLive Media, Inc. (a)	48,854	139,722
Madison Square Garden Entertainment Corp. (a)	25,589	2,027,416
Marcus Corp.	40,620	547,558
Netflix, Inc. (a)	665,856	279,479,739
Reading International, Inc. Class A (a)	16,881	59,084
Roku, Inc. Class A (a)	139,922	15,322,858
Rosetta Stone, Inc. (a)	41,439	769,937
Sciplay Corp. (A Shares)	39,902	559,426
Take-Two Interactive Software, Inc. (a)	172,940	23,549,240
The Madison Square Garden Co. (a)	25,589	4,366,251
The Walt Disney Co.	2,738,753	321,255,727
World Wrestling Entertainment, Inc. Class A	73,175	3,385,807
Zynga, Inc. (a)	1,447,248	13,242,319
		820,499,643
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	457,049	655,188,882
Class C (a)	453,020	647,329,338
ANGI Homeservices, Inc. Class A (a)(b)	118,167	1,282,112
Autoweb, Inc. (a)(b)	6,653	6,453
CarGurus, Inc. Class A (a)	110,133	2,861,255
Cars.com, Inc. (a)(b)	110,140	679,564
DHI Group, Inc. (a)	99,689	266,170
Eventbrite, Inc. (a)	57,116	492,340
EverQuote, Inc. Class A (a)(b)	14,221	766,796
Facebook, Inc. Class A (a)	3,657,923	823,361,888
IAC/InterActiveCorp (a)	110,234	29,803,967
Liberty TripAdvisor Holdings, Inc. (a)	106,963	254,037
Match Group, Inc. (a)(b)	83,288	7,415,964
MeetMe, Inc. (a)	72,869	450,330
Pinterest, Inc. Class A (a)	159,977	3,245,933
QuinStreet, Inc. (a)	76,178	772,445
Snap, Inc. Class A (a)	1,200,240	22,732,546
Travelzoo, Inc. (a)	7,598	46,500
TripAdvisor, Inc.	164,000	3,161,920
TrueCar, Inc. (a)	152,594	412,004
Twitter, Inc. (a)	1,172,574	36,314,617
Yelp, Inc. (a)	100,059	2,175,283
Zedge, Inc. (a)	10,522	11,679
Zillow Group, Inc.:
Class A (a)	71,415	4,139,213
Class C (a)(b)	181,720	10,537,943
		2,253,709,179
Media - 1.5%
A.H. Belo Corp. Class A	15,639	24,240
Altice U.S.A., Inc. Class A (a)	470,309	12,096,347
AMC Networks, Inc. Class A (a)(b)	69,897	1,975,988
Boston Omaha Corp. (a)(b)	12,351	201,568
Cable One, Inc.	7,682	14,495,089
Cardlytics, Inc. (a)	31,649	2,154,980
Cbdmd, Inc. (a)	27,468	40,378
Central European Media Enterprises Ltd. Class A (a)	134,373	537,492
Charter Communications, Inc. Class A (a)	238,654	129,827,776
Clear Channel Outdoor Holdings, Inc. (a)	593,161	572,875
Comcast Corp. Class A	6,896,799	273,113,240
comScore, Inc. (a)	77,792	292,887
Cumulus Media, Inc. (a)	23,165	119,763
Daily Journal Corp. (a)(b)	2,118	593,252
Discovery Communications, Inc.:
Class A (a)(b)	257,297	5,596,210
Class C (non-vtg.) (a)	489,377	9,586,895
DISH Network Corp. Class A (a)	386,365	12,228,452
E.W. Scripps Co. Class A	87,573	759,258
Emerald Expositions Events, Inc.	41,496	92,121
Emmis Communications Corp. Class A (a)	1,406	1,940
Entercom Communications Corp. Class A	190,652	318,389
Entravision Communication Corp. Class A	94,991	142,487
Fluent, Inc. (a)	73,907	147,444
Fox Corp.:
Class A	555,968	16,217,587
Class B	220,088	6,334,133
Gray Television, Inc. (a)	134,748	1,878,387
Harte-Hanks, Inc. (a)	3,208	7,314
Hemisphere Media Group, Inc. (a)	19,748	193,530
iHeartMedia, Inc. (a)(b)	94,443	821,654
Insignia Systems, Inc. (a)	3,553	2,433
Interpublic Group of Companies, Inc.	601,453	10,290,861
John Wiley & Sons, Inc. Class A	69,800	2,805,960
Lee Enterprises, Inc. (a)(b)	84,524	93,822
Liberty Broadband Corp.:
Class A (a)	21,417	2,884,656
Class C (a)	248,338	33,927,938
Liberty Global PLC:
Class A (a)	260,485	5,532,701
Class C (a)	614,054	12,667,934
Liberty Latin America Ltd.:
Class A (a)	54,620	544,561
Class C (a)	195,666	1,878,394
Liberty Media Corp.:
rights 6/2/20 (a)	32,675	355,177
Liberty Braves Class A (a)	10,065	227,368
Liberty Braves Class C (a)	62,524	1,372,402
Liberty Formula One Group Series C (a)	314,120	10,884,258
Liberty Media Class A (a)	32,828	1,110,243
Liberty SiriusXM Series A (a)	96,454	3,520,571
Liberty SiriusXM Series C (a)	251,505	9,172,387
Loral Space & Communications Ltd.	19,922	375,131
Marchex, Inc. Class B (a)	35,256	54,647
MDC Partners, Inc. Class A (a)	94,948	124,857
Mediaco Holding, Inc. (a)	178	673
Meredith Corp. (b)	61,632	920,782
MSG Network, Inc. Class A (a)(b)	75,678	936,894
National CineMedia, Inc.	107,573	295,826
New Media Investment Group, Inc.	194,937	255,367
News Corp.:
Class A	671,690	8,228,203
Class B	106,485	1,305,506
Nexstar Broadcasting Group, Inc. Class A	71,203	5,931,922
Omnicom Group, Inc.	324,287	17,767,685
Saga Communications, Inc. Class A	7,361	195,582
Salem Communications Corp. Class A	7,646	6,880
Scholastic Corp.	49,875	1,466,325
Sinclair Broadcast Group, Inc. Class A (b)	105,821	1,977,794
Sirius XM Holdings, Inc.	2,082,467	12,119,958
Srax, Inc. (a)(b)	18,248	31,569
Srax, Inc. rights 12/31/20 (a)(c)	7,116	1,281
TechTarget, Inc. (a)	37,024	1,017,790
Tegna, Inc.	343,541	4,026,301
The New York Times Co. Class A	205,152	8,048,113
Townsquare Media, Inc.	906	4,050
Tribune Publishing Co.	36,517	346,912
Urban One, Inc.:
Class A (a)	5,499	7,204
Class D (non-vtg.) (a)	22,803	16,190
ViacomCBS, Inc.:
Class A	4,179	102,511
Class B	830,242	17,219,219
WideOpenWest, Inc. (a)	48,779	317,551
		670,746,065
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	71,614	981,112
Gogo, Inc. (a)(b)	77,279	160,740
NII Holdings, Inc. (a)(c)	149,032	323,399
Shenandoah Telecommunications Co.	71,752	3,774,873
Spok Holdings, Inc.	30,428	312,496
T-Mobile U.S., Inc. (a)	577,152	57,738,286
Telephone & Data Systems, Inc.	136,762	2,802,253
U.S. Cellular Corp. (a)	26,021	819,922
		66,913,081

TOTAL COMMUNICATION SERVICES		4,559,799,317

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
Adient PLC (a)	138,917	2,362,978
American Axle & Manufacturing Holdings, Inc. (a)	182,266	1,295,911
Aptiv PLC	389,112	29,319,589
Autoliv, Inc.	121,882	7,749,258
BorgWarner, Inc.	307,118	9,873,844
Cooper Tire & Rubber Co.	81,352	2,093,187
Cooper-Standard Holding, Inc. (a)	28,729	301,367
Dana, Inc.	221,089	2,794,565
Delphi Technologies PLC (a)	136,238	1,754,745
Dorman Products, Inc. (a)	41,091	2,873,083
Fox Factory Holding Corp. (a)	56,481	4,072,845
Garrett Motion, Inc. (a)	116,114	600,309
Gentex Corp.	385,693	10,197,723
Gentherm, Inc. (a)	42,563	1,732,314
Horizon Global Corp. (a)(b)	37,011	59,958
LCI Industries	39,858	3,943,152
Lear Corp.	83,048	8,807,240
Modine Manufacturing Co. (a)	79,796	426,909
Motorcar Parts of America, Inc. (a)(b)	27,975	442,565
Shiloh Industries, Inc. (a)	16,667	19,834
Standard Motor Products, Inc.	32,083	1,365,132
Stoneridge, Inc. (a)	42,435	873,312
Strattec Security Corp.	3,057	39,435
Superior Industries International, Inc.	42,371	54,659
Sypris Solutions, Inc. (a)	11,882	8,306
Tenneco, Inc. (a)(b)	95,694	646,891
The Goodyear Tire & Rubber Co.	357,708	2,722,158
Veoneer, Inc. (a)(b)	156,282	1,684,720
Visteon Corp. (a)(b)	44,466	3,201,552
Workhorse Group, Inc. (a)(b)	80,566	199,804
XPEL, Inc. (a)	34,573	516,175
		102,033,520
Automobiles - 0.6%
Arcimoto, Inc. (a)(b)	19,951	45,289
Ford Motor Co.	5,873,912	33,540,038
General Motors Co.	1,919,077	49,665,713
Harley-Davidson, Inc.	232,274	4,956,727
Tesla, Inc. (a)	216,397	180,691,495
Thor Industries, Inc.	82,842	7,140,980
Winnebago Industries, Inc.	50,752	2,760,909
		278,801,151
Distributors - 0.1%
Core-Mark Holding Co., Inc.	73,260	2,049,815
Educational Development Corp.	4,042	33,387
Funko, Inc. (a)(b)	28,375	160,319
Genuine Parts Co.	220,546	18,395,742
LKQ Corp. (a)	465,898	12,793,559
Pool Corp.	60,974	16,403,225
Weyco Group, Inc.	9,583	178,915
		50,014,962
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	84,113	2,814,421
American Public Education, Inc. (a)	27,073	850,904
Aspen Group, Inc. (a)	21,363	179,236
Bright Horizons Family Solutions, Inc. (a)	90,215	10,093,254
Career Education Corp. (a)	116,709	1,900,023
Carriage Services, Inc.	23,866	446,772
Chegg, Inc. (a)	174,253	10,643,373
Collectors Universe, Inc.	15,005	333,711
Franchise Group, Inc. (b)	18,133	286,501
Frontdoor, Inc. (a)	125,180	5,714,467
Graham Holdings Co.	6,796	2,434,531
Grand Canyon Education, Inc. (a)	75,693	7,386,880
H&R Block, Inc.	290,509	4,938,653
Houghton Mifflin Harcourt Co. (a)	163,395	249,994
HyreCar, Inc. (a)(b)	7,702	16,867
K12, Inc. (a)	59,896	1,474,640
Laureate Education, Inc. Class A (a)	170,268	1,656,708
Lincoln Educational Services Corp. (a)	11,052	43,103
OneSpaWorld Holdings Ltd. (b)	59,208	387,220
Regis Corp. (a)	39,677	417,402
Select Interior Concepts, Inc. (a)	30,016	96,351
Service Corp. International	265,510	10,469,059
ServiceMaster Global Holdings, Inc. (a)	202,072	6,648,169
Strategic Education, Inc.	32,906	5,581,845
Universal Technical Institute, Inc. (a)	20,747	153,735
Weight Watchers International, Inc. (a)	71,605	1,711,360
Xpresspa Group, Inc. (a)	348	289
Zovio, Inc. (a)	36,795	103,026
		77,032,494
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	379,302	9,820,129
BBQ Holdings, Inc. (a)	5,376	16,020
BFC Financial Corp. Class A	110,855	198,430
Biglari Holdings, Inc. (a)	174	52,875
Biglari Holdings, Inc. (a)	1,745	106,236
BJ's Restaurants, Inc.	31,905	692,977
Bloomin' Brands, Inc.	139,999	1,597,389
Bluegreen Vacations Corp.	15,559	67,837
Boyd Gaming Corp.	128,705	2,751,713
Brinker International, Inc.	56,153	1,479,632
Caesars Entertainment Corp. (a)	820,206	9,342,146
Carnival Corp. (b)	700,183	11,020,880
Carrols Restaurant Group, Inc. (a)	59,929	257,095
Century Casinos, Inc. (a)	39,038	213,538
Chipotle Mexican Grill, Inc. (a)	38,952	39,104,302
Choice Hotels International, Inc.	50,493	4,081,349
Churchill Downs, Inc.	52,008	6,899,901
Chuy's Holdings, Inc. (a)	28,676	458,529
Cracker Barrel Old Country Store, Inc.	36,998	3,963,596
Darden Restaurants, Inc.	198,376	15,247,179
Dave & Buster's Entertainment, Inc. (b)	49,217	649,172
Del Taco Restaurants, Inc. (a)	62,726	382,629
Denny's Corp. (a)	93,142	1,010,125
Dine Brands Global, Inc.	27,228	1,235,879
Domino's Pizza, Inc.	58,623	22,619,098
Dover Motorsports, Inc.	7,047	9,936
Drive Shack, Inc. (a)	83,508	148,644
Dunkin' Brands Group, Inc.	125,612	8,022,838
El Pollo Loco Holdings, Inc. (a)(b)	39,614	549,446
Eldorado Resorts, Inc. (a)(b)	103,529	3,671,138
Everi Holdings, Inc. (a)	136,909	850,205
Extended Stay America, Inc. unit	288,816	3,321,384
Fiesta Restaurant Group, Inc. (a)	35,738	294,124
Golden Entertainment, Inc. (a)	31,284	381,508
Good Times Restaurants, Inc. (a)	5,599	6,495
Hilton Grand Vacations, Inc. (a)	132,498	2,854,007
Hilton Worldwide Holdings, Inc.	430,255	34,123,524
Hyatt Hotels Corp. Class A	57,836	3,186,185
Inspired Entertainment, Inc. (a)	15,999	43,037
J. Alexanders Holdings, Inc. (a)	14,499	61,476
Jack in the Box, Inc.	36,993	2,479,271
Kura Sushi U.S.A., Inc. Class A (a)	5,622	82,025
Las Vegas Sands Corp.	514,459	24,663,164
Lindblad Expeditions Holdings (a)	44,800	351,680
Luby's, Inc. (a)	10,306	8,410
Marriott International, Inc. Class A	408,913	36,188,801
Marriott Vacations Worldwide Corp.	56,143	5,043,326
McDonald's Corp.	1,145,183	213,370,497
MGM Mirage, Inc.	778,084	13,367,483
Monarch Casino & Resort, Inc. (a)	18,204	730,709
Nathan's Famous, Inc.	6,187	346,658
Noodles & Co. (a)	50,229	294,342
Norwegian Cruise Line Holdings Ltd. (a)(b)	380,029	5,951,254
Papa John's International, Inc.	34,493	2,686,660
Penn National Gaming, Inc. (a)	191,914	6,296,698
Planet Fitness, Inc. (a)	124,029	8,015,994
Playa Hotels & Resorts NV (a)(b)	99,336	259,267
PlayAGS, Inc. (a)	45,259	235,799
Potbelly Corp. (a)	36,935	77,564
Rave Restaurant Group, Inc. (a)	6,403	5,763
RCI Hospitality Holdings, Inc.	10,918	158,202
Red Lion Hotels Corp. (a)	31,607	55,628
Red Robin Gourmet Burgers, Inc. (a)	21,184	293,610
Red Rock Resorts, Inc.	109,034	1,504,669
Royal Caribbean Cruises Ltd. (b)	259,888	13,480,391
Ruth's Hospitality Group, Inc. (b)	42,226	342,453
Scientific Games Corp. Class A (a)(b)	89,540	1,408,464
SeaWorld Entertainment, Inc. (a)(b)	61,434	1,109,498
Shake Shack, Inc. Class A (a)(b)	47,072	2,614,850
Six Flags Entertainment Corp. (b)	124,651	2,864,480
Starbucks Corp.	1,793,193	139,851,122
Target Hospitality Corp. (a)	59,831	142,398
Texas Roadhouse, Inc. Class A	97,873	5,074,715
The Cheesecake Factory, Inc. (b)	64,593	1,387,458
Town Sports International Holdings, Inc. (a)(b)	29,114	24,165
Twin River Worldwide Holdings, Inc.	25,516	533,540
Vail Resorts, Inc.	61,524	12,202,055
Wendy's Co.	277,163	5,892,485
Wingstop, Inc.	46,050	5,615,798
Wyndham Destinations, Inc.	140,955	4,482,369
Wyndham Hotels & Resorts, Inc.	134,589	6,181,673
Wynn Resorts Ltd.	145,996	12,158,547
Yum! Brands, Inc.	457,536	41,054,705
		769,681,243
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	12,880	82,432
Beazer Homes U.S.A., Inc. (a)	48,130	472,637
Cavco Industries, Inc. (a)	13,807	2,625,953
Century Communities, Inc. (a)	42,977	1,269,541
Comstock Holding Companies, Inc. (a)(b)	1,055	2,606
D.R. Horton, Inc.	499,571	27,626,276
Dixie Group, Inc. (a)	7,832	8,145
Emerson Radio Corp. (a)	16,730	12,297
Ethan Allen Interiors, Inc.	37,783	426,948
Flexsteel Industries, Inc.	18,067	179,405
Garmin Ltd.	220,769	19,906,741
GoPro, Inc. Class A (a)(b)	211,717	997,187
Green Brick Partners, Inc. (a)	37,339	399,527
Hamilton Beach Brands Holding Co. Class A	14,460	138,093
Helen of Troy Ltd. (a)	38,200	6,949,344
Hooker Furniture Corp.	18,554	302,430
Hovnanian Enterprises, Inc. Class A (a)	9,472	154,867
Installed Building Products, Inc. (a)	34,640	2,226,659
iRobot Corp. (a)(b)	42,357	3,122,558
KB Home	135,296	4,475,592
Koss Corp. (a)(b)	1,883	2,147
La-Z-Boy, Inc.	75,789	1,949,293
Legacy Housing Corp. (a)	6,771	88,091
Leggett & Platt, Inc.	205,809	6,295,697
Lennar Corp.:
Class A	392,435	23,726,620
Class B	67,544	3,031,375
LGI Homes, Inc. (a)(b)	31,514	2,628,898
Libbey, Inc. (a)(b)	29,574	23,532
Lifetime Brands, Inc.	9,906	56,365
Lovesac (a)(b)	16,529	302,646
M.D.C. Holdings, Inc.	77,982	2,650,608
M/I Homes, Inc. (a)	44,331	1,484,202
Meritage Homes Corp. (a)	55,593	3,863,714
Mohawk Industries, Inc. (a)	90,362	8,421,738
New Home Co. LLC (a)	12,535	38,733
Newell Brands, Inc.	579,569	7,621,332
Nova LifeStyle, Inc. (a)(b)	3,687	4,609
NVR, Inc. (a)	5,299	17,071,311
PulteGroup, Inc.	389,689	13,237,735
Purple Innovation, Inc. (a)	14,822	212,547
Skyline Champion Corp. (a)	78,366	1,946,611
Sonos, Inc. (a)	97,412	1,057,894
Taylor Morrison Home Corp. (a)	190,764	3,687,468
Tempur Sealy International, Inc. (a)	69,916	4,560,621
Toll Brothers, Inc.	188,485	6,089,950
TopBuild Corp. (a)	51,028	5,852,401
TRI Pointe Homes, Inc. (a)	170,835	2,446,357
Tupperware Brands Corp. (b)	73,103	236,123
Turtle Beach Corp. (a)(b)	22,969	243,012
Universal Electronics, Inc. (a)	23,004	1,040,701
VOXX International Corp. (a)	27,686	132,062
Vuzix Corp. (a)(b)	33,713	83,945
Whirlpool Corp.	96,257	11,726,028
Zagg, Inc. (a)(b)	43,858	130,916
		203,324,520
Internet & Direct Marketing Retail - 3.9%
1-800-FLOWERS.com, Inc. Class A (a)	26,966	597,027
Amazon.com, Inc. (a)	633,201	1,546,511,126
Blue Apron Holdings, Inc. Class A (a)(b)	9,002	84,799
Chewy, Inc. (b)	83,989	3,732,471
Duluth Holdings, Inc. (a)(b)	15,571	70,692
eBay, Inc.	1,166,297	53,113,165
Etsy, Inc. (a)	180,551	14,621,020
EVINE Live, Inc. (a)(b)	5,035	18,881
Expedia, Inc.	211,771	16,831,559
Groupon, Inc. (a)	704,132	897,768
GrubHub, Inc. (a)(b)	138,163	7,839,369
Lands' End, Inc. (a)(b)	28,326	177,887
Leaf Group Ltd. (a)	15,179	41,439
Liberty Interactive Corp. QVC Group Series A (a)	601,231	4,951,137
Liquidity Services, Inc. (a)	40,558	231,586
Overstock.com, Inc. (a)	50,691	931,194
PetMed Express, Inc. (b)	32,928	1,188,701
Quotient Technology, Inc. (a)	128,888	897,060
Remark Holdings, Inc. (a)(b)	23,962	63,260
Revolve Group, Inc. (b)	22,002	309,348
RumbleON, Inc. Class B (a)(b)	752	5,978
Shutterstock, Inc.	31,919	1,210,368
Stamps.com, Inc. (a)	24,200	4,795,230
Stitch Fix, Inc. (a)(b)	37,044	856,457
The Booking Holdings, Inc. (a)	63,445	104,013,002
The RealReal, Inc.	25,701	344,650
The Rubicon Project, Inc. (a)	145,738	913,777
U.S. Auto Parts Network, Inc. (a)	3,560	24,813
Waitr Holdings, Inc. (a)	87,062	215,043
Wayfair LLC Class A (a)	99,173	17,013,128
		1,782,501,935
Leisure Products - 0.1%
Acushnet Holdings Corp.	57,791	1,931,375
Brunswick Corp.	125,809	6,920,753
Callaway Golf Co.	147,274	2,256,238
Clarus Corp.	34,624	363,552
Escalade, Inc.	4,952	49,916
Hasbro, Inc.	194,391	14,289,682
JAKKS Pacific, Inc. (a)(b)	25,693	15,416
Johnson Outdoors, Inc. Class A	9,788	759,647
Malibu Boats, Inc. Class A (a)	32,528	1,533,045
Marine Products Corp.	13,508	151,965
Mattel, Inc. (a)(b)	524,819	4,833,583
MCBC Holdings, Inc. (a)	30,360	451,150
Nautilus, Inc. (a)	42,641	260,537
Peloton Interactive, Inc. Class A (a)	59,260	2,500,179
Polaris, Inc.	86,558	7,559,976
Smith & Wesson Brands, Inc. (a)	91,968	1,087,062
Sturm, Ruger & Co., Inc.	22,457	1,399,969
Vista Outdoor, Inc. (a)	90,022	874,114
YETI Holdings, Inc. (a)(b)	91,627	2,941,227
		50,179,386
Multiline Retail - 0.5%
Big Lots, Inc.	60,678	2,351,273
Dillard's, Inc. Class A (b)	15,955	478,810
Dollar General Corp.	387,646	74,238,085
Dollar Tree, Inc. (a)	359,797	35,213,332
Kohl's Corp.	244,374	4,696,868
Macy's, Inc. (b)	481,280	3,060,941
Nordstrom, Inc. (b)	170,039	2,742,729
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	81,579	7,460,400
Target Corp.	768,387	93,996,782
		224,239,220
Specialty Retail - 2.3%
Aaron's, Inc. Class A	97,132	3,585,142
Abercrombie & Fitch Co. Class A	102,754	1,194,001
Advance Auto Parts, Inc.	105,025	14,632,083
America's Car Mart, Inc. (a)	10,423	829,358
American Eagle Outfitters, Inc.	244,077	2,235,745
Asbury Automotive Group, Inc. (a)	30,239	2,185,675
Ascena Retail Group, Inc. (a)(b)	14,392	24,035
At Home Group, Inc. (a)(b)	73,497	348,376
AutoNation, Inc. (a)	92,379	3,647,123
AutoZone, Inc. (a)	36,336	41,708,641
Barnes & Noble Education, Inc. (a)	70,687	109,565
Bed Bath & Beyond, Inc. (b)	200,620	1,458,507
Best Buy Co., Inc.	346,325	27,044,519
Big 5 Sporting Goods Corp. (b)	28,630	53,252
Blink Charging Co. (a)(b)	28,601	48,336
Boot Barn Holdings, Inc. (a)	44,652	959,125
Build-A-Bear Workshop, Inc. (a)(b)	23,020	52,255
Burlington Stores, Inc. (a)	100,322	21,034,514
Caleres, Inc.	68,429	490,636
Camping World Holdings, Inc.	51,555	1,091,935
CarMax, Inc. (a)(b)	249,656	21,982,211
Carvana Co. Class A (a)(b)	84,084	7,818,130
Chico's FAS, Inc.	202,946	273,977
Citi Trends, Inc.	22,059	358,238
Conn's, Inc. (a)(b)	29,724	214,607
Destination XL Group, Inc. (a)	36,252	15,494
Dick's Sporting Goods, Inc.	99,653	3,593,487
DSW, Inc. Class A	88,276	541,132
Express, Inc. (a)	113,752	222,954
Five Below, Inc. (a)	84,143	8,805,565
Floor & Decor Holdings, Inc. Class A (a)	98,928	5,144,256
Foot Locker, Inc.	149,863	4,151,205
Francesca's Holdings Corp. (a)(b)	3,389	11,048
GameStop Corp. Class A (a)(b)	118,770	482,206
Gap, Inc. (b)	324,540	2,888,406
Genesco, Inc. (a)	26,046	481,591
GNC Holdings, Inc. Class A (a)(b)	141,320	106,612
Group 1 Automotive, Inc.	27,259	1,715,681
Guess?, Inc. (b)	66,115	632,721
Haverty Furniture Companies, Inc.	34,757	601,296
Hibbett Sports, Inc. (a)(b)	32,731	632,363
J.Jill, Inc. (a)(b)	17,318	10,616
Kirkland's, Inc. (a)(b)	25,171	28,443
L Brands, Inc.	348,662	5,644,838
Lithia Motors, Inc. Class A (sub. vtg.)	32,027	3,862,136
Lowe's Companies, Inc.	1,164,551	151,799,223
Lumber Liquidators Holdings, Inc. (a)(b)	47,411	471,265
MarineMax, Inc. (a)	32,553	619,484
Michaels Companies, Inc. (a)(b)	124,422	480,269
Monro, Inc.	46,793	2,578,294
Murphy U.S.A., Inc. (a)	44,935	5,216,954
National Vision Holdings, Inc. (a)	117,306	3,141,455
O'Reilly Automotive, Inc. (a)	114,690	47,853,256
Office Depot, Inc.	763,812	1,886,616
Party City Holdco, Inc. (a)(b)	89,546	115,514
Penske Automotive Group, Inc.	51,774	1,851,438
Rent-A-Center, Inc.	78,206	1,991,125
RH (a)(b)	25,581	5,548,263
Ross Stores, Inc.	547,666	53,101,695
RTW Retailwinds, Inc. (a)(b)	35,033	15,768
Sally Beauty Holdings, Inc. (a)	184,310	2,403,402
Shoe Carnival, Inc.	15,042	390,942
Signet Jewelers Ltd. (b)	81,950	864,573
Sleep Number Corp. (a)	40,284	1,255,652
Sonic Automotive, Inc. Class A (sub. vtg.)	40,361	1,060,687
Sportsman's Warehouse Holdings, Inc. (a)	60,019	670,412
Stein Mart, Inc. (a)	28,499	11,343
Tailored Brands, Inc. (b)	77,717	100,255
The Buckle, Inc. (b)	46,350	652,608
The Cato Corp. Class A (sub. vtg.)	41,489	402,443
The Children's Place Retail Stores, Inc. (b)	24,891	1,036,461
The Container Store Group, Inc. (a)	20,987	59,813
The Home Depot, Inc.	1,659,170	412,270,562
Tiffany & Co., Inc.	163,405	20,937,083
Tilly's, Inc.	36,218	185,436
TJX Companies, Inc.	1,840,584	97,109,212
Tractor Supply Co.	180,615	22,038,642
Trans World Entertainment Corp. (a)(b)	105	497
TravelCenters of America LLC (a)	14,987	204,123
Ulta Beauty, Inc. (a)	86,958	21,218,622
Urban Outfitters, Inc. (a)	108,234	1,833,484
Williams-Sonoma, Inc.	115,530	9,613,251
Winmark Corp.	3,605	518,651
Zumiez, Inc. (a)	31,295	762,659
		1,065,223,468
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	238,849	3,592,289
Carter's, Inc.	66,603	5,721,864
Charles & Colvard Ltd. (a)	34,272	23,305
Cherokee, Inc. (a)	4,776	2,436
Columbia Sportswear Co.	44,737	3,268,485
Crocs, Inc. (a)	108,242	3,101,133
Culp, Inc.	14,133	108,965
Deckers Outdoor Corp. (a)	42,492	7,756,065
Delta Apparel, Inc. (a)	10,797	132,911
Fossil Group, Inc. (a)(b)	73,399	223,867
G-III Apparel Group Ltd. (a)	70,148	724,629
Hanesbrands, Inc.	564,029	5,561,326
Iconix Brand Group, Inc. (a)(b)	7,172	6,957
Kontoor Brands, Inc. (b)	73,975	1,081,515
Lakeland Industries, Inc. (a)(b)	10,402	150,829
Levi Strauss & Co. Class A (b)	58,355	787,209
lululemon athletica, Inc. (a)	181,398	54,436,633
Movado Group, Inc.	27,656	290,388
NIKE, Inc. Class B	1,896,931	186,999,458
Oxford Industries, Inc.	27,762	1,183,216
PVH Corp.	115,289	5,242,191
Ralph Lauren Corp.	77,138	5,824,690
Rocky Brands, Inc.	10,160	210,718
Sequential Brands Group, Inc. (a)(b)	58,395	10,774
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	208,185	6,520,354
Steven Madden Ltd.	110,453	2,597,855
Superior Group of Companies, Inc.	16,493	165,095
Tapestry, Inc.	430,128	5,849,741
Under Armour, Inc.:
Class A (sub. vtg.) (a)	330,875	2,895,156
Class C (non-vtg.) (a)	231,496	1,819,559
Unifi, Inc. (a)	23,226	318,893
Vera Bradley, Inc. (a)	33,322	174,941
VF Corp.	499,187	28,004,391
Vince Holding Corp. (a)	3,162	19,731
Wolverine World Wide, Inc.	87,060	1,823,036
		336,630,605

TOTAL CONSUMER DISCRETIONARY		4,939,662,504

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	59,159	66,258
Boston Beer Co., Inc. Class A (a)(b)	13,955	7,880,807
Brown-Forman Corp.:
Class A	72,643	4,311,362
Class B (non-vtg.)	288,761	19,038,013
Celsius Holdings, Inc. (a)(b)	39,132	362,754
Coca-Cola Bottling Co. Consolidated	7,651	1,862,483
Constellation Brands, Inc. Class A (sub. vtg.)	255,816	44,179,423
Craft Brew Alliance, Inc. (a)	16,113	243,467
Keurig Dr. Pepper, Inc. (b)	513,438	14,335,189
MGP Ingredients, Inc.	20,346	763,178
Molson Coors Beverage Co. Class B	285,232	10,827,407
Monster Beverage Corp. (a)	576,445	41,452,160
National Beverage Corp. (a)(b)	18,480	1,052,990
New Age Beverages Corp. (a)(b)	132,589	200,209
PepsiCo, Inc.	2,122,508	279,215,927
REED'S, Inc. (a)	35,577	23,837
The Coca-Cola Co.	5,868,892	273,959,879
		699,775,343
Food & Staples Retailing - 1.4%
Andersons, Inc.	49,299	638,915
BJ's Wholesale Club Holdings, Inc. (a)	183,241	6,596,676
Casey's General Stores, Inc.	56,768	9,067,553
Chefs' Warehouse Holdings (a)	40,401	597,935
Costco Wholesale Corp.	670,756	206,908,103
Grocery Outlet Holding Corp.	95,255	3,506,337
HF Foods Group, Inc. (a)(b)	50,669	362,790
Ingles Markets, Inc. Class A	22,054	939,721
Kroger Co.	1,222,314	39,871,883
Natural Grocers by Vitamin Cottage, Inc.	14,440	207,936
Performance Food Group Co. (a)	188,955	5,035,651
PriceSmart, Inc.	35,547	1,933,046
Rite Aid Corp. (a)(b)	83,643	1,098,233
SpartanNash Co.	56,220	1,203,670
Sprouts Farmers Market LLC (a)	185,231	4,654,855
Sysco Corp.	777,544	42,889,327
U.S. Foods Holding Corp. (a)	331,165	6,338,498
United Natural Foods, Inc. (a)(b)	78,778	1,544,049
Village Super Market, Inc. Class A	10,604	253,754
Walgreens Boots Alliance, Inc.	1,143,257	49,091,456
Walmart, Inc.	2,154,812	267,325,977
Weis Markets, Inc.	28,201	1,571,642
		651,638,007
Food Products - 1.2%
Alico, Inc.	3,906	125,344
Arcadia Biosciences, Inc. (a)	10,882	39,610
Archer Daniels Midland Co.	847,697	33,322,969
B&G Foods, Inc. Class A (b)	88,632	2,058,035
Beyond Meat, Inc. (b)	15,954	2,046,739
Bunge Ltd.	214,342	8,363,625
Cal-Maine Foods, Inc.	48,245	2,149,797
Calavo Growers, Inc. (b)	25,796	1,509,324
Campbell Soup Co.	257,773	13,141,268
Coffee Holding Co., Inc. (a)	10,373	28,629
Conagra Brands, Inc.	742,552	25,833,384
Darling Ingredients, Inc. (a)	255,592	5,957,850
Farmer Brothers Co. (a)	19,225	148,225
Flowers Foods, Inc.	278,248	6,563,870
Fresh Del Monte Produce, Inc.	49,347	1,228,247
Freshpet, Inc. (a)	53,016	4,091,775
General Mills, Inc.	918,722	57,916,235
Hormel Foods Corp.	419,074	20,463,383
Hostess Brands, Inc. Class A (a)	186,369	2,250,406
Ingredion, Inc.	101,039	8,510,515
J&J Snack Foods Corp.	23,415	3,011,871
John B. Sanfilippo & Son, Inc.	14,363	1,248,719
Kellogg Co.	377,184	24,633,887
Lamb Weston Holdings, Inc.	221,326	13,292,840
Lancaster Colony Corp.	30,946	4,748,973
Landec Corp. (a)	46,292	493,936
Lifeway Foods, Inc. (a)	1,384	3,280
Limoneira Co.	21,611	288,723
McCormick & Co., Inc. (non-vtg.)	186,356	32,642,117
Mondelez International, Inc.	2,192,329	114,264,187
Pilgrim's Pride Corp. (a)	81,228	1,678,983
Post Holdings, Inc. (a)	101,426	8,830,148
Sanderson Farms, Inc.	30,318	4,002,582
Seaboard Corp.	420	1,234,800
Seneca Foods Corp. Class A (a)	11,256	410,506
The Hain Celestial Group, Inc. (a)	124,439	3,917,340
The Hershey Co.	224,335	30,437,773
The J.M. Smucker Co.	174,089	19,833,960
The Kraft Heinz Co.	944,722	28,785,679
The Simply Good Foods Co. (a)	127,355	2,168,856
Tootsie Roll Industries, Inc.	28,883	1,028,812
TreeHouse Foods, Inc. (a)	83,502	4,401,390
Tyson Foods, Inc. Class A	445,463	27,369,247
		524,477,839
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	72,029	2,467,714
Church & Dwight Co., Inc.	373,136	28,011,320
Clorox Co.	189,725	39,130,781
Colgate-Palmolive Co.	1,302,959	94,243,024
Energizer Holdings, Inc.	99,106	4,348,771
Kimberly-Clark Corp.	519,685	73,504,246
Oil-Dri Corp. of America	9,041	320,323
Procter & Gamble Co.	3,797,671	440,226,022
Spectrum Brands Holdings, Inc.	67,727	3,204,842
WD-40 Co.	20,088	3,853,883
		689,310,926
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	66,640	1,338,131
Coty, Inc. Class A	463,443	1,682,298
Cyanotech Corp. (a)	1,622	3,455
Edgewell Personal Care Co. (a)	84,799	2,579,586
elf Beauty, Inc. (a)	43,588	747,098
Estee Lauder Companies, Inc. Class A	338,043	66,753,351
Herbalife Nutrition Ltd. (a)	140,650	6,166,096
Inter Parfums, Inc.	28,357	1,316,048
LifeVantage Corp. (a)	21,148	323,776
Mannatech, Inc.	422	6,562
MediFast, Inc.	18,332	1,876,097
Natural Health Trends Corp.	15,505	113,187
Nature's Sunshine Products, Inc. (a)	4,926	47,782
Nu Skin Enterprises, Inc. Class A	88,051	3,273,736
Revlon, Inc. (a)(b)	16,265	166,554
Summer Infant, Inc. (a)	2,555	16,352
USANA Health Sciences, Inc. (a)	18,270	1,547,834
Veru, Inc. (a)	75,080	280,048
Youngevity International, Inc. (a)(b)	12,762	21,440
		88,259,431
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	182,517	151,179
Altria Group, Inc.	2,834,257	110,677,736
Philip Morris International, Inc.	2,365,801	173,555,161
Pyxus International, Inc. (a)(b)	11,586	32,557
Turning Point Brands, Inc.	13,840	332,022
Universal Corp.	39,347	1,733,629
Vector Group Ltd.	183,655	2,099,177
		288,581,461

TOTAL CONSUMER STAPLES		2,942,043,007

ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Apergy Corp. (a)(b)	120,512	1,093,044
Archrock, Inc.	213,173	1,353,649
Aspen Aerogels, Inc. (a)	43,695	270,909
Baker Hughes Co. Class A	984,058	16,246,798
Cactus, Inc.	51,455	981,761
Core Laboratories NV (b)	67,749	1,369,885
COVIA Corp. (a)(b)	48,832	24,514
Dawson Geophysical Co. (a)	16,756	22,118
DMC Global, Inc. (b)	22,652	646,715
Dril-Quip, Inc. (a)	57,462	1,746,270
ENGlobal Corp. (a)	3,975	4,174
Enservco Corp. (a)(b)	14,482	2,217
Era Group, Inc. (a)	29,732	148,957
Exterran Corp. (a)	49,663	318,836
Forum Energy Technologies, Inc. (a)	130,744	37,916
Frank's International NV (a)	162,418	365,441
FTS International, Inc. (a)(b)	2,533	15,553
Geospace Technologies Corp. (a)	18,281	144,054
Gulf Island Fabrication, Inc. (a)	16,117	48,190
Halliburton Co.	1,326,242	15,583,344
Helix Energy Solutions Group, Inc. (a)	221,809	745,278
Helmerich & Payne, Inc. (b)	167,020	3,362,113
Hi-Crush, Inc. (a)(b)	150,034	37,764
Independence Contract Drilling, Inc. (a)	2,530	15,610
ION Geophysical Corp. (a)(b)	18,615	43,931
KLX Energy Services Holdings, Inc. (a)(b)	37,317	55,229
Liberty Oilfield Services, Inc. Class A	78,407	403,796
Mammoth Energy Services, Inc. (b)	20,002	25,203
Matrix Service Co. (a)	45,698	503,592
Mitcham Industries, Inc. (a)	16,422	25,126
Nabors Industries Ltd.	11,069	410,217
National Oilwell Varco, Inc.	600,363	7,486,527
Natural Gas Services Group, Inc. (a)	16,673	104,373
NCS Multistage Holdings, Inc. (a)(b)	29,261	15,213
Newpark Resources, Inc. (a)	153,674	310,421
Nextier Oilfield Solutions, Inc. (a)	266,682	773,378
Nine Energy Service, Inc. (a)(b)	20,239	41,085
Noble Corp. (a)(b)	406,146	52,799
Oceaneering International, Inc. (a)	152,054	976,187
Oil States International, Inc. (a)	96,884	410,788
Patterson-UTI Energy, Inc.	322,215	1,188,973
Profire Energy, Inc. (a)	29,334	22,587
ProPetro Holding Corp. (a)	137,624	681,239
Quintana Energy Services, Inc. (a)	1,903	1,355
Ranger Energy Services, Inc. Class A (a)	3,186	11,661
RigNet, Inc. (a)(b)	20,511	20,107
RPC, Inc. (b)	97,557	310,231
SAExploration Holdings, Inc. (a)	5,900	9,558
Schlumberger Ltd.	2,096,649	38,725,107
SEACOR Holdings, Inc. (a)	28,458	762,674
SEACOR Marine Holdings, Inc. (a)	36,271	56,220
Select Energy Services, Inc. Class A (a)	103,115	612,503
Smart Sand, Inc. (a)	29,122	30,869
Solaris Oilfield Infrastructure, Inc. Class A	51,752	358,641
Superior Drilling Products, Inc. (a)	18,281	13,841
TechnipFMC PLC	626,931	4,639,289
TETRA Technologies, Inc. (a)	184,288	60,815
Tidewater, Inc. (a)	62,562	298,421
Transocean Ltd. (United States) (a)(b)	884,263	1,176,070
U.S. Silica Holdings, Inc.	117,609	346,947
U.S. Well Services, Inc. (a)	24,436	11,519
Valaris PLC Class A (a)(b)	315,963	105,816
		105,667,418
Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp. (a)(b)	265,534	51,567
Adams Resources & Energy, Inc.	1,474	38,670
Aemetis, Inc. (a)	7,091	5,673
Altus Midstream Co. (a)(b)	102,473	70,706
Amplify Energy Corp. New	36,298	39,928
Antero Midstream GP LP	464,960	2,222,509
Antero Resources Corp. (a)(b)	287,173	858,647
Apache Corp.	569,506	6,144,970
Arch Resources, Inc. (b)	25,397	837,085
Barnwell Industries, Inc. (a)	2,008	1,165
Berry Petroleum Corp.	62,893	266,666
Bonanza Creek Energy, Inc. (a)	32,665	552,039
Brigham Minerals, Inc. Class A	42,999	569,737
Cabot Oil & Gas Corp.	613,768	12,177,157
California Resources Corp. (a)(b)	73,044	97,149
Callon Petroleum Co. (a)	631,728	422,437
Centennial Resource Development, Inc. Class A (a)	298,555	301,541
Chaparral Energy, Inc. Class A (a)(b)	47,004	23,436
Cheniere Energy, Inc. (a)	353,120	15,660,872
Chesapeake Energy Corp. (a)(b)	8,678	112,901
Chevron Corp.	2,872,224	263,382,941
Cimarex Energy Co.	156,931	4,124,147
Clean Energy Fuels Corp. (a)	209,519	437,895
CNX Resources Corp. (a)	290,660	2,961,825
Comstock Resources, Inc. (a)(b)	84,064	450,583
Concho Resources, Inc.	307,813	16,781,965
ConocoPhillips Co.	1,668,428	70,374,293
CONSOL Energy, Inc. (a)	42,400	288,744
Contango Oil & Gas Co. (a)(b)	117,477	323,062
Continental Resources, Inc.	134,195	1,641,205
CVR Energy, Inc.	47,741	973,916
Delek U.S. Holdings, Inc.	115,531	2,272,495
Denbury Resources, Inc. (a)(b)	803,650	171,177
Devon Energy Corp.	577,374	6,241,413
Diamond S Shipping, Inc. (a)(b)	39,114	428,298
Diamondback Energy, Inc.	244,103	10,393,906
Dorian LPG Ltd. (a)	53,709	441,488
Earthstone Energy, Inc. (a)	26,477	78,901
EOG Resources, Inc.	886,460	45,182,866
EQT Corp.	394,245	5,259,228
Equitrans Midstream Corp.	322,437	2,608,515
Evolution Petroleum Corp.	44,969	109,724
Extraction Oil & Gas, Inc. (a)	121,921	35,357
Exxon Mobil Corp.	6,434,044	292,555,981
Falcon Minerals Corp.	69,442	172,911
Gevo, Inc. (a)	276	356
Goodrich Petroleum Corp. (a)	18,445	148,298
Green Plains, Inc. (b)	63,519	543,087
Gulfport Energy Corp. (a)(b)	229,160	346,032
Hallador Energy Co. (b)	21,030	14,797
Hess Corp.	392,830	18,647,640
Highpoint Resources, Inc. (a)	167,127	40,110
HollyFrontier Corp.	224,444	7,058,764
Houston American Energy Corp. (a)(b)	25,729	3,157
International Seaways, Inc.	41,158	933,463
Kinder Morgan, Inc.	2,937,871	46,418,362
Kosmos Energy Ltd.	559,712	1,018,676
Laredo Petroleum, Inc. (a)	276,483	234,596
Lilis Energy, Inc. (a)(b)	41,728	7,536
Lonestar Resources U.S., Inc. (a)	24,365	14,217
Magnolia Oil & Gas Corp. Class A (a)	159,778	886,768
Marathon Oil Corp.	1,238,380	6,612,949
Marathon Petroleum Corp.	990,452	34,804,483
Matador Resources Co. (a)(b)	178,410	1,398,734
Montage Resources Corp. (a)	42,162	258,031
Murphy Oil Corp.	233,885	2,794,926
NACCO Industries, Inc. Class A	5,538	145,539
Nextdecade Corp. (a)	20,714	31,278
Noble Energy, Inc.	722,298	6,305,662
Northern Oil & Gas, Inc. (a)	342,903	267,224
Oasis Petroleum, Inc. (a)(b)	446,034	205,443
Occidental Petroleum Corp.	1,356,186	17,562,609
ONEOK, Inc.	627,796	23,033,835
Overseas Shipholding Group, Inc. (a)	101,293	223,858
Pacific Ethanol, Inc. (a)	36,167	24,123
Panhandle Royalty Co. Class A	22,781	95,225
Par Pacific Holdings, Inc. (a)	57,186	531,258
Parsley Energy, Inc. Class A	479,900	4,386,286
PBF Energy, Inc. Class A	162,809	1,729,032
PDC Energy, Inc. (a)	151,406	1,844,125
Peabody Energy Corp.	124,567	392,386
Penn Virginia Corp. (a)	21,684	190,386
Phillips 66 Co.	671,273	52,533,825
Pioneer Natural Resources Co.	251,088	22,999,661
PrimeEnergy Corp. (a)	89	6,760
QEP Resources, Inc.	376,545	321,419
Range Resources Corp. (b)	308,328	1,846,885
Renewable Energy Group, Inc. (a)(b)	46,607	1,325,969
Rex American Resources Corp. (a)	8,946	524,683
Ring Energy, Inc. (a)(b)	91,164	108,485
SandRidge Energy, Inc. (a)	51,200	80,896
SilverBow Resources, Inc. (a)(b)	8,845	33,434
SM Energy Co.	175,603	618,123
Southwestern Energy Co. (a)(b)	827,417	2,490,525
Talos Energy, Inc. (a)	36,205	439,891
Targa Resources Corp.	329,029	5,886,329
Tellurian, Inc. (a)(b)	144,246	144,232
Tengasco, Inc. (a)	889	477
The Williams Companies, Inc.	1,828,134	37,348,778
Torchlight Energy Resources, Inc. (a)(b)	65,282	22,979
TransAtlantic Petroleum Ltd. (a)(b)	12,963	2,946
U.S. Energy Corp. (a)	159	1,022
Uranium Energy Corp. (a)(b)	262,731	275,868
VAALCO Energy, Inc. (a)	66,191	65,655
Valero Energy Corp.	621,330	41,405,431
Vertex Energy, Inc. (a)(b)	12,570	8,233
W&T Offshore, Inc. (a)(b)	145,172	378,899
World Fuel Services Corp.	104,159	2,653,971
WPX Energy, Inc. (a)	646,775	3,667,214
Zion Oil & Gas, Inc. (a)(b)	177,996	48,023
		1,122,541,555

TOTAL ENERGY		1,228,208,973

FINANCIALS - 11.0%
Banks - 4.0%
1st Constitution Bancorp	12,298	157,906
1st Source Corp.	26,578	919,333
ACNB Corp.	13,074	324,758
Allegiance Bancshares, Inc.	31,797	814,321
Amalgamated Bank	27,901	313,328
American National Bankshares, Inc.	20,045	498,319
Ameris Bancorp	100,938	2,445,728
Ames National Corp.	10,393	208,899
Arrow Financial Corp.	20,756	607,113
Associated Banc-Corp.	244,732	3,428,695
Atlantic Capital Bancshares, Inc. (a)	42,615	485,811
Auburn National Bancorp., Inc.	4,890	263,278
Banc of California, Inc.	68,841	753,809
BancFirst Corp.	30,737	1,171,694
Bancorp, Inc., Delaware (a)	88,961	782,857
BancorpSouth Bank	147,835	3,286,372
Bank First National Corp.	9,513	593,136
Bank of America Corp.	12,278,552	296,158,674
Bank of Commerce Holdings	20,467	156,163
Bank of Hawaii Corp.	62,404	4,014,449
Bank of Marin Bancorp	20,310	683,432
Bank OZK	190,105	4,275,461
BankFinancial Corp.	24,120	219,010
BankUnited, Inc.	146,420	2,705,842
Bankwell Financial Group, Inc.	14,320	209,645
Banner Corp.	50,809	1,908,386
Bar Harbor Bankshares	20,966	413,450
BayCom Corp. (a)	21,104	278,151
BCB Bancorp, Inc.	12,517	120,038
Berkshire Hills Bancorp, Inc.	70,707	765,050
BOK Financial Corp.	50,134	2,553,826
Boston Private Financial Holdings, Inc.	134,374	923,149
Bridge Bancorp, Inc.	35,132	748,312
Brookline Bancorp, Inc., Delaware	128,152	1,191,814
Bryn Mawr Bank Corp.	31,986	888,251
Business First Bancshares, Inc.	17,207	249,329
Byline Bancorp, Inc.	38,982	473,631
C & F Financial Corp.	3,911	140,952
Cadence Bancorp Class A	199,446	1,609,529
Cambridge Bancorp (b)	7,869	456,402
Camden National Corp.	24,121	809,018
Capital Bancorp, Inc. (a)	18,695	212,749
Capital City Bank Group, Inc.	19,094	388,563
Capstar Financial Holdings, Inc.	23,862	274,890
Carter Bank & Trust	39,415	278,270
Cathay General Bancorp	118,126	3,211,846
CB Financial Services, Inc.	5,665	137,093
CBTX, Inc.	31,653	646,354
Centerstate Banks of Florida, Inc.	201,780	3,188,124
Central Pacific Financial Corp.	48,026	773,699
Central Valley Community Bancorp	22,607	340,461
Century Bancorp, Inc. Class A (non-vtg.)	5,679	428,197
Chemung Financial Corp.	5,246	132,829
CIT Group, Inc.	145,267	2,635,143
Citigroup, Inc.	3,299,950	158,100,605
Citizens & Northern Corp.	25,247	484,237
Citizens Financial Group, Inc.	649,379	15,650,034
City Holding Co.	27,137	1,706,917
Civista Bancshares, Inc.	27,243	415,183
CNB Financial Corp., Pennsylvania	25,443	450,850
Coastal Financial Corp. of Washington (a)	15,353	194,983
Codorus Valley Bancorp, Inc.	17,470	231,478
Colony Bankcorp, Inc.	9,980	126,946
Columbia Banking Systems, Inc.	116,014	2,826,101
Comerica, Inc.	214,037	7,780,245
Commerce Bancshares, Inc.	157,362	10,028,680
Community Bank System, Inc.	80,246	4,768,217
Community Bankers Trust Corp.	17,049	95,986
Community Financial Corp.	6,525	154,643
Community Trust Bancorp, Inc.	26,983	886,122
ConnectOne Bancorp, Inc.	47,609	697,948
County Bancorp, Inc.	7,793	169,498
CrossFirst Bankshares, Inc. (a)	11,708	113,919
Cullen/Frost Bankers, Inc.	84,084	6,387,861
Customers Bancorp, Inc. (a)	49,238	546,049
CVB Financial Corp.	206,873	4,036,092
Eagle Bancorp, Inc.	56,310	1,822,192
East West Bancorp, Inc.	217,293	7,594,390
Enterprise Bancorp, Inc.	10,967	252,680
Enterprise Financial Services Corp.	44,300	1,301,091
Equity Bancshares, Inc. (a)	23,730	387,036
Esquire Financial Holdings, Inc. (a)	9,982	170,992
Evans Bancorp, Inc.	4,444	108,611
Farmers & Merchants Bancorp, Inc.	13,108	284,837
Farmers National Banc Corp.	47,695	560,416
FB Financial Corp.	29,717	701,618
Fidelity D & D Bancorp, Inc.	5,673	215,517
Fifth Third Bancorp	1,074,933	20,842,951
Financial Institutions, Inc.	21,594	381,998
First Bancorp, North Carolina	47,869	1,216,830
First Bancorp, Puerto Rico	345,031	1,887,320
First Bancshares, Inc.	28,005	593,426
First Bank Hamilton New Jersey	17,697	132,197
First Busey Corp.	79,715	1,427,696
First Business Finance Services, Inc.	8,017	132,681
First Capital, Inc. (b)	5,994	368,331
First Choice Bancorp	11,465	161,083
First Citizens Bancshares, Inc.	12,043	4,636,555
First Commonwealth Financial Corp.	159,221	1,302,428
First Community Bankshares, In	21,841	466,742
First Community Corp.	13,413	198,512
First Financial Bancorp, Ohio	157,189	2,089,042
First Financial Bankshares, Inc.	211,129	6,468,993
First Financial Corp., Indiana	19,406	681,151
First Financial Northwest, Inc.	2,998	29,290
First Foundation, Inc.	63,218	941,948
First Hawaiian, Inc.	203,557	3,511,358
First Horizon National Corp.	484,374	4,528,897
First Internet Bancorp	13,430	215,954
First Interstate Bancsystem, Inc.	56,998	1,781,188
First Merchants Corp.	88,198	2,474,836
First Mid-Illinois Bancshares, Inc.	24,657	627,521
First Midwest Bancorp, Inc., Delaware	170,171	2,220,732
First Northwest Bancorp	20,578	279,038
First of Long Island Corp.	34,821	531,717
First Republic Bank	256,140	27,706,664
First Savings Financial Group, Inc.	2,434	99,794
First United Corp.	6,102	83,964
First Western Financial, Inc. (a)	10,890	141,352
Flushing Financial Corp.	42,143	477,902
FNB Corp., Pennsylvania	500,022	3,705,163
FNCM Bancorp, Inc.	19,280	107,197
Franklin Financial Network, Inc.	18,094	446,198
Franklin Financial Services Corp.	7,585	189,625
Fulton Financial Corp.	258,587	2,898,760
FVCBankcorp, Inc. (a)	20,878	232,372
German American Bancorp, Inc.	38,595	1,195,673
Glacier Bancorp, Inc.	134,908	5,556,861
Great Southern Bancorp, Inc.	19,882	806,414
Great Western Bancorp, Inc.	87,930	1,252,123
Guaranty Bancshares, Inc. Texas	14,733	374,513
Hancock Whitney Corp.	118,269	2,556,976
Hanmi Financial Corp.	51,858	468,278
HarborOne Bancorp, Inc.	87,218	695,127
Hawthorn Bancshares, Inc.	7,034	138,570
HBT Financial, Inc.	18,682	237,635
Heartland Financial U.S.A., Inc.	52,731	1,687,919
Heritage Commerce Corp.	91,990	747,879
Heritage Financial Corp., Washington	57,962	1,101,278
Hilltop Holdings, Inc.	111,396	2,081,991
Home Bancshares, Inc.	244,039	3,531,244
HomeTrust Bancshares, Inc.	25,814	398,052
Hope Bancorp, Inc.	166,102	1,577,138
Horizon Bancorp, Inc. Indiana	69,522	713,296
Howard Bancorp, Inc. (a)	24,716	254,822
Huntington Bancshares, Inc.	1,556,827	13,840,192
IBERIABANK Corp.	81,057	3,437,627
Independent Bank Corp.	39,569	546,844
Independent Bank Corp., Massachusetts	54,064	3,755,826
Independent Bank Group, Inc.	57,686	2,185,146
International Bancshares Corp.	89,989	2,769,861
Investar Holding Corp.	17,521	228,649
Investors Bancorp, Inc.	296,654	2,574,957
JPMorgan Chase & Co.	4,767,244	463,900,514
KeyCorp	1,480,283	17,541,354
Lakeland Bancorp, Inc.	82,725	918,248
Lakeland Financial Corp.	41,964	1,791,443
LCNB Corp.	17,540	260,820
Level One Bancorp, Inc.	9,927	186,727
Live Oak Bancshares, Inc.	44,662	604,723
M&T Bank Corp.	199,478	21,076,845
Macatawa Bank Corp.	33,702	249,058
Mackinac Financial Corp.	9,259	97,312
Mainstreet Bancshares, Inc. (a)	12,877	170,878
Malvern Bancorp, Inc. (a)	4,294	51,013
Mercantil Bank Holding Corp. Class A (a)	38,468	501,623
Mercantile Bank Corp.	23,459	538,149
Metropolitan Bank Holding Corp. (a)	12,518	350,504
Mid Penn Bancorp, Inc.	10,648	198,692
Middlefield Banc Corp.	10,954	208,126
Midland States Bancorp, Inc.	31,097	465,522
MidWestOne Financial Group, Inc.	20,934	401,723
MVB Financial Corp.	16,558	235,124
National Bank Holdings Corp.	45,385	1,193,626
National Bankshares, Inc.	10,351	318,811
NBT Bancorp, Inc.	71,153	2,228,512
Nicolet Bankshares, Inc. (a)	13,677	764,681
Northeast Bank	9,096	156,087
Northrim Bancorp, Inc.	11,189	258,130
Norwood Financial Corp.	5,360	131,266
OceanFirst Financial Corp.	93,902	1,568,163
OFG Bancorp	85,323	1,036,674
Ohio Valley Banc Corp.	2,970	74,399
Old National Bancorp, Indiana	264,294	3,591,755
Old Point Financial Corp.	1,327	20,170
Old Second Bancorp, Inc.	33,292	256,348
Opus Bank	37,044	721,988
Origin Bancorp, Inc.	32,572	679,452
Orrstown Financial Services, Inc.	17,921	241,575
Pacific City Financial Corp.	21,803	196,663
Pacific Mercantile Bancorp (a)	23,933	90,945
Pacific Premier Bancorp, Inc.	94,608	2,045,425
PacWest Bancorp	188,629	3,265,168
Park National Corp.	22,600	1,692,062
Parke Bancorp, Inc.	12,173	169,448
Peapack-Gladstone Financial Corp.	24,512	461,561
Penns Woods Bancorp, Inc.	11,259	241,618
People's Utah Bancorp	24,792	614,098
Peoples Bancorp of North Carolina	2,990	52,325
Peoples Bancorp, Inc.	27,094	608,802
Peoples Financial Services Corp.	8,541	282,280
Peoples United Financial, Inc.	665,099	7,615,384
Pinnacle Financial Partners, Inc.	105,611	4,208,598
PNC Financial Services Group, Inc.	658,203	75,061,470
Popular, Inc.	135,685	5,358,201
Preferred Bank, Los Angeles	21,586	810,986
Premier Financial Bancorp, Inc.	22,021	291,998
Prosperity Bancshares, Inc.	141,876	9,277,272
QCR Holdings, Inc.	21,933	666,105
RBB Bancorp	15,932	204,408
Regions Financial Corp.	1,448,153	16,378,610
Reliant Bancorp, Inc.	16,054	224,756
Renasant Corp.	92,285	2,225,914
Republic Bancorp, Inc., Kentucky Class A	15,356	492,160
Republic First Bancorp, Inc. (a)	81,890	194,079
Richmond Mutual Bancorp., Inc.	20,485	227,793
S&T Bancorp, Inc.	63,212	1,405,835
Sandy Spring Bancorp, Inc.	57,808	1,401,844
SB One Bancorp	5,564	94,532
Seacoast Banking Corp., Florida (a)	80,780	1,756,965
Select Bancorp, Inc. New (a)	33,142	248,565
ServisFirst Bancshares, Inc.	73,308	2,556,983
Shore Bancshares, Inc.	14,735	147,350
Sierra Bancorp	20,538	386,936
Signature Bank	81,315	8,368,127
Silvergate Capital Corp. (a)	4,555	66,457
Simmons First National Corp. Class A	159,414	2,733,950
SmartFinancial, Inc.	23,618	363,717
South Plains Financial, Inc.	4,215	55,638
South State Corp.	53,414	2,807,974
Southern First Bancshares, Inc. (a)	13,815	401,464
Southern National Bancorp of Virginia, Inc.	27,408	275,724
Southside Bancshares, Inc.	52,500	1,480,500
Spirit of Texas Bancshares, Inc. (a)	21,188	255,104
Sterling Bancorp	319,798	3,933,515
Stock Yards Bancorp, Inc.	33,969	1,155,965
Summit Financial Group, Inc.	14,847	249,430
SVB Financial Group (a)	78,264	16,807,194
Synovus Financial Corp.	213,802	4,102,860
TCF Financial Corp.	238,679	6,902,597
Texas Capital Bancshares, Inc. (a)	77,859	2,083,507
The Bank of Princeton	5,641	116,487
The First Bancorp, Inc.	12,524	258,120
Tompkins Financial Corp.	19,875	1,278,956
TowneBank	104,104	1,963,401
Trico Bancshares	43,601	1,236,960
TriState Capital Holdings, Inc. (a)	38,139	570,178
Triumph Bancorp, Inc. (a)	38,167	937,000
Truist Financial Corp.	2,021,805	74,361,988
Trustmark Corp.	102,169	2,430,601
U.S. Bancorp	2,138,732	76,053,310
UMB Financial Corp.	67,514	3,462,118
Umpqua Holdings Corp.	337,848	3,848,089
Union Bankshares Corp.	130,186	3,013,806
Union Bankshares, Inc.	1,287	25,225
United Bankshares, Inc., West Virginia	200,594	5,833,274
United Community Bank, Inc.	123,873	2,421,717
United Security Bancshares, California	17,486	107,189
Unity Bancorp, Inc.	4,170	59,673
Univest Corp. of Pennsylvania	49,412	812,333
Valley National Bancorp	619,372	4,942,589
Veritex Holdings, Inc.	76,727	1,344,257
Washington Trust Bancorp, Inc.	25,038	800,465
Webster Financial Corp.	142,184	4,023,807
Wellesley Bancorp, Inc.	1,565	53,210
Wells Fargo & Co.	5,833,976	154,425,345
WesBanco, Inc.	103,229	2,211,165
West Bancorp., Inc.	30,067	530,382
Westamerica Bancorp.	42,647	2,515,320
Western Alliance Bancorp.	145,603	5,554,754
Wintrust Financial Corp.	89,386	3,786,391
Zions Bancorp NA	254,605	8,377,778
		1,815,188,595
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	76,657	5,106,889
Ameriprise Financial, Inc.	193,109	27,048,778
Apollo Global Management LLC Class A	306,928	14,609,773
Ares Management Corp.	116,930	4,415,277
Artisan Partners Asset Management, Inc.	84,647	2,452,224
Ashford, Inc. (a)	2,235	14,215
Assetmark Financial Holdings, Inc. (a)	19,920	531,864
Associated Capital Group, Inc.	5,126	210,627
B. Riley Financial, Inc.	23,337	448,771
Bank of New York Mellon Corp.	1,272,488	47,298,379
BGC Partners, Inc. Class A	460,975	1,187,011
BlackRock, Inc. Class A	231,770	122,522,893
Blucora, Inc. (a)	80,325	975,949
BrightSphere Investment Group, Inc.	106,489	889,183
Cboe Global Markets, Inc.	167,894	17,873,995
Charles Schwab Corp.	1,739,757	62,474,674
CME Group, Inc.	545,230	99,558,998
Cohen & Co., Inc. (b)	486	1,675
Cohen & Steers, Inc.	28,907	1,837,040
Cowen Group, Inc. Class A	43,911	573,917
Diamond Hill Investment Group, Inc.	5,519	579,274
Donnelley Financial Solutions, Inc. (a)	55,117	449,204
E*TRADE Financial Corp.	345,076	15,714,761
Eaton Vance Corp. (non-vtg.)	176,187	6,351,541
Evercore, Inc. Class A	61,585	3,393,949
FactSet Research Systems, Inc.	57,400	17,651,074
Federated Hermes, Inc. Class B (non-vtg.)	150,114	3,323,524
Focus Financial Partners, Inc. Class A (a)	47,365	1,318,642
Franklin Resources, Inc. (b)	423,761	7,996,370
Gain Capital Holdings, Inc.	23,604	148,233
GAMCO Investors, Inc. Class A	5,653	73,037
Goldman Sachs Group, Inc.	483,907	95,082,886
Great Elm Capital Group, Inc. (a)	40,893	98,143
Greenhill & Co., Inc.	26,271	261,922
Hamilton Lane, Inc. Class A	40,504	2,963,678
Houlihan Lokey	71,444	4,320,933
Interactive Brokers Group, Inc.	114,763	4,860,213
Intercontinental Exchange, Inc.	848,541	82,520,612
INTL FCStone, Inc. (a)	25,151	1,282,953
Invesco Ltd.	553,358	4,410,263
Janus Henderson Group PLC	245,254	5,287,676
KKR & Co. LP	843,802	23,415,506
Lazard Ltd. Class A	176,540	4,741,864
Legg Mason, Inc.	124,171	6,187,441
LPL Financial	122,957	8,777,900
Manning & Napier, Inc. Class A	15,374	49,043
MarketAxess Holdings, Inc.	57,589	29,289,190
Moelis & Co. Class A	71,734	2,412,414
Moody's Corp.	247,369	66,148,944
Morgan Stanley	1,765,209	78,022,238
Morningstar, Inc.	31,688	4,858,404
MSCI, Inc.	128,387	42,220,065
Northern Trust Corp.	323,416	25,553,098
Och-Ziff Capital Management Group LLC Class A	27,311	342,480
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,623	288,535
Piper Jaffray Companies	24,531	1,463,029
PJT Partners, Inc.	26,031	1,423,635
Pzena Investment Management, Inc.	24,334	99,283
Raymond James Financial, Inc.	188,775	13,078,332
S&P Global, Inc.	372,710	121,138,204
Safeguard Scientifics, Inc.	30,517	193,173
SEI Investments Co.	194,503	10,545,953
Silvercrest Asset Management Group Class A	4,236	47,740
State Street Corp.	550,847	33,579,633
Stifel Financial Corp.	102,430	4,886,935
T. Rowe Price Group, Inc.	354,909	42,908,498
TD Ameritrade Holding Corp.	403,383	15,034,084
The Blackstone Group LP	1,004,999	57,083,943
The NASDAQ OMX Group, Inc.	174,230	20,639,286
Tradeweb Markets, Inc. Class A	114,603	7,559,214
U.S. Global Investments, Inc. Class A	5,385	11,255
Victory Capital Holdings, Inc.	20,662	345,262
Virtu Financial, Inc. Class A	116,655	2,782,222
Virtus Investment Partners, Inc.	11,492	1,068,526
Waddell & Reed Financial, Inc. Class A	113,723	1,482,948
Westwood Holdings Group, Inc.	11,777	208,806
WisdomTree Investments, Inc.	197,212	589,664
		1,296,597,767
Consumer Finance - 0.5%
Ally Financial, Inc.	573,372	9,999,608
American Express Co.	1,016,108	96,601,388
Asta Funding, Inc. (a)	3,151	39,388
Atlanticus Holdings Corp. (a)	8,957	129,877
Capital One Financial Corp.	708,570	48,211,103
Consumer Portfolio Services, Inc. (a)	8,413	21,790
Credit Acceptance Corp. (a)(b)	21,322	7,885,302
CURO Group Holdings Corp.	22,480	150,391
Discover Financial Services	475,953	22,612,527
Elevate Credit, Inc. (a)	23,656	40,215
Encore Capital Group, Inc. (a)	43,356	1,377,420
Enova International, Inc. (a)	52,808	747,233
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	451,572
First Cash Financial Services, Inc.	66,187	4,617,867
Green Dot Corp. Class A (a)	73,212	2,795,234
LendingClub Corp. (a)	137,476	735,497
LendingTree, Inc. (a)(b)	11,578	3,010,512
Medallion Financial Corp. (a)	35,405	82,494
Navient Corp.	256,705	1,909,885
Nelnet, Inc. Class A	34,890	1,719,728
Nicholas Financial, Inc. (a)	4,023	21,925
OneMain Holdings, Inc.	118,311	2,760,196
Oportun Financial Corp. (a)	7,876	76,003
PRA Group, Inc. (a)	73,137	2,495,434
Regional Management Corp. (a)	14,951	237,123
Santander Consumer U.S.A. Holdings, Inc.	143,343	2,369,460
SLM Corp.	642,513	4,870,249
Synchrony Financial	861,660	17,552,014
World Acceptance Corp. (a)(b)	9,227	613,596
		234,135,031
Diversified Financial Services - 1.3%
Alerus Financial Corp.	3,141	56,946
AXA Equitable Holdings, Inc.	614,730	11,747,490
Berkshire Hathaway, Inc. Class B (a)	2,979,638	552,961,220
Cannae Holdings, Inc. (a)	102,071	3,759,275
FGL Holdings Class A	207,033	1,726,655
Jefferies Financial Group, Inc.	366,404	5,367,819
Marlin Business Services Corp.	9,946	74,496
On Deck Capital, Inc. (a)	82,892	61,995
Rafael Holdings, Inc. (a)	15,784	272,905
Voya Financial, Inc.	203,553	9,170,063
		585,198,864
Insurance - 2.1%
AFLAC, Inc.	1,105,794	40,328,307
Alleghany Corp.	21,962	11,268,702
Allstate Corp.	492,133	48,135,529
AMBAC Financial Group, Inc. (a)	74,773	1,003,454
American Equity Investment Life Holding Co.	140,016	3,036,947
American Financial Group, Inc.	113,904	6,861,577
American International Group, Inc.	1,311,110	39,411,967
American National Insurance Co.	13,385	1,005,883
Amerisafe, Inc.	30,908	1,897,133
Aon PLC	356,731	70,258,170
Arch Capital Group Ltd. (a)	615,837	17,378,920
Argo Group International Holdings, Ltd.	54,072	1,659,470
Arthur J. Gallagher & Co.	284,955	26,865,557
Assurant, Inc.	88,536	9,082,023
Assured Guaranty Ltd.	148,842	3,859,473
Athene Holding Ltd. (a)	182,346	5,267,976
Atlas Financial Holdings, Inc. (a)	6,598	2,309
Axis Capital Holdings Ltd.	131,259	4,927,463
Brighthouse Financial, Inc. (a)	157,947	4,692,605
Brown & Brown, Inc.	359,129	14,436,986
BRP Group, Inc. (a)(b)	39,453	489,217
Chubb Ltd.	687,340	83,814,240
Cincinnati Financial Corp.	230,316	13,577,128
Citizens, Inc. Class A (a)(b)	89,528	544,330
CNA Financial Corp.	44,292	1,338,947
CNO Financial Group, Inc.	228,945	3,285,361
Crawford & Co.:
Class A	27,890	167,898
Class B	22,240	127,658
Donegal Group, Inc. Class A	13,169	187,658
eHealth, Inc. (a)	38,888	5,071,773
Employers Holdings, Inc.	51,187	1,529,979
Enstar Group Ltd. (a)	19,499	2,776,658
Erie Indemnity Co. Class A	28,376	5,114,490
Everest Re Group Ltd.	61,110	12,124,835
FBL Financial Group, Inc. Class A	18,247	651,600
Fednat Holding Co.	13,703	167,040
First American Financial Corp.	171,702	8,669,234
FNF Group	416,485	13,285,872
Genworth Financial, Inc. Class A	751,339	2,291,584
Global Indemnity Ltd.	9,668	234,546
Globe Life, Inc.	152,189	11,721,597
Goosehead Insurance (a)(b)	19,457	1,166,447
Greenlight Capital Re, Ltd. (a)(b)	42,770	309,655
Hallmark Financial Services, Inc. (a)	25,240	58,809
Hanover Insurance Group, Inc.	61,248	6,146,237
Hartford Financial Services Group, Inc.	546,765	20,935,632
HCI Group, Inc.	12,250	549,413
Health Insurance Innovations, Inc. (a)(b)	19,004	373,049
Heritage Insurance Holdings, Inc.	42,440	532,198
Horace Mann Educators Corp.	58,468	2,135,251
Independence Holding Co.	11,293	328,062
Investors Title Co.	2,136	269,350
James River Group Holdings Ltd.	49,222	1,903,415
Kemper Corp.	95,099	6,029,277
Kingstone Companies, Inc.	8,338	36,687
Kinsale Capital Group, Inc.	32,287	4,821,095
Lincoln National Corp.	299,361	11,354,763
Loews Corp.	385,104	12,800,857
Maiden Holdings Ltd. (a)	88,227	105,872
Markel Corp. (a)	21,011	18,855,692
Marsh & McLennan Companies, Inc.	766,463	81,183,761
MBIA, Inc. (a)(b)	87,116	616,781
Mercury General Corp.	42,755	1,720,034
MetLife, Inc.	1,174,365	42,288,884
National General Holdings Corp.	103,198	2,094,919
National Western Life Group, Inc.	3,721	729,056
NI Holdings, Inc. (a)	9,696	145,343
Old Republic International Corp.	428,040	6,673,144
Palomar Holdings, Inc. (a)	27,298	2,031,517
Primerica, Inc.	63,990	7,271,824
Principal Financial Group, Inc.	389,781	15,053,342
ProAssurance Corp.	84,701	1,168,874
Progressive Corp.	888,835	69,044,703
ProSight Global, Inc.	13,713	121,497
Protective Insurance Corp. Class B	10,441	144,295
Prudential Financial, Inc.	610,460	37,213,642
Reinsurance Group of America, Inc.	94,997	8,620,978
RenaissanceRe Holdings Ltd.	67,564	11,341,293
RLI Corp.	63,000	4,974,480
Safety Insurance Group, Inc.	23,858	1,818,934
Selective Insurance Group, Inc.	87,882	4,609,411
State Auto Financial Corp.	29,517	588,569
Stewart Information Services Corp.	32,513	1,002,051
The Travelers Companies, Inc.	386,585	41,356,863
Third Point Reinsurance Ltd. (a)	134,065	989,400
Tiptree, Inc.	23,381	142,624
Trupanion, Inc. (a)(b)	48,469	1,459,886
United Fire Group, Inc.	35,603	955,228
United Insurance Holdings Corp.	35,027	274,612
Universal Insurance Holdings, Inc.	51,189	914,236
Unum Group	318,890	4,831,184
W.R. Berkley Corp.	220,867	12,799,243
Watford Holdings Ltd. (a)	8,623	127,362
White Mountains Insurance Group Ltd.	4,541	4,157,558
Willis Group Holdings PLC	195,702	39,707,936
		975,437,321
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	52,136	128,255
AGNC Investment Corp.	834,911	10,803,748
Annaly Capital Management, Inc.	2,187,767	13,476,645
Anworth Mortgage Asset Corp.	223,146	325,793
Apollo Commercial Real Estate Finance, Inc.	225,166	1,853,116
Arbor Realty Trust, Inc.	106,334	895,332
Ares Commercial Real Estate Corp.	43,548	324,433
Arlington Asset Investment Corp.	70,553	169,327
Armour Residential REIT, Inc.	103,020	806,647
Blackstone Mortgage Trust, Inc.	210,628	4,968,715
Capstead Mortgage Corp.	145,853	738,016
Cherry Hill Mortgage Investment Corp.	22,382	193,157
Chimera Investment Corp.	301,988	2,509,520
Colony NorthStar Credit Real Estate, Inc.	139,768	691,852
Dynex Capital, Inc.	34,158	439,272
Ellington Financial LLC	62,011	632,512
Ellington Residential Mortgage REIT	10,958	103,772
Exantas Capital Corp.	44,506	89,012
Granite Point Mortgage Trust, Inc.	86,838	427,243
Great Ajax Corp.	33,703	276,365
Hunt Companies Finance Trust, Inc.	4,306	9,904
Invesco Mortgage Capital, Inc.	252,342	698,987
KKR Real Estate Finance Trust, Inc.	41,076	665,020
Ladder Capital Corp. Class A	149,130	1,185,584
MFA Financial, Inc.	697,011	1,177,949
New Residential Investment Corp.	649,619	4,657,768
New York Mortgage Trust, Inc.	574,195	1,194,326
Orchid Island Capital, Inc.	79,824	332,866
PennyMac Mortgage Investment Trust	162,510	1,789,235
Redwood Trust, Inc.	177,667	950,518
Starwood Property Trust, Inc.	414,056	5,490,383
TPG RE Finance Trust, Inc.	88,580	656,378
Tremont Mortgage Trust	13,468	28,687
Two Harbors Investment Corp.	233,336	1,054,679
Western Asset Mortgage Capital Corp.	74,393	147,298
ZAIS Financial Corp.	56,185	329,806
		60,222,120
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	83,286	1,815,635
Bridgewater Bancshares, Inc. (a)	40,020	417,008
Capitol Federal Financial, Inc.	229,629	2,692,400
Columbia Financial, Inc. (a)	85,902	1,211,218
Dime Community Bancshares, Inc.	53,353	769,884
ESSA Bancorp, Inc.	14,301	205,219
Essent Group Ltd.	147,942	4,889,483
Farmer Mac Class C (non-vtg.)	16,086	1,031,595
First Defiance Financial Corp.	64,010	1,063,206
Flagstar Bancorp, Inc.	53,574	1,569,718
FS Bancorp, Inc.	6,824	288,246
Hingham Institution for Savings	2,406	394,945
Home Bancorp, Inc.	10,333	245,512
HomeStreet, Inc.	39,771	947,345
Impac Mortgage Holdings, Inc. (a)	16,166	25,866
Kearny Financial Corp.	132,541	1,135,876
Luther Burbank Corp.	21,747	223,559
Merchants Bancorp/IN	23,973	409,459
Meridian Bancorp, Inc. Maryland	90,786	1,045,855
Meta Financial Group, Inc.	55,244	1,001,021
MGIC Investment Corp.	520,717	4,275,087
MMA Capital Management, LLC (a)	7,609	189,921
New York Community Bancorp, Inc.	708,526	7,120,686
NMI Holdings, Inc. (a)	110,350	1,695,528
Northfield Bancorp, Inc.	70,493	770,488
Northwest Bancshares, Inc.	196,549	1,957,628
Ocwen Financial Corp. (a)	159,955	118,239
OP Bancorp	28,065	177,932
PCSB Financial Corp.	32,661	436,351
PDL Community Bancorp (a)	12,371	110,597
Pennymac Financial Services, Inc.	66,148	2,221,250
Pioneer Bancorp, Inc. (a)	18,130	173,142
Provident Bancorp, Inc.	5,332	45,429
Provident Financial Holdings, Inc.	2,162	27,825
Provident Financial Services, Inc.	98,058	1,277,696
Radian Group, Inc.	297,265	4,720,568
Riverview Bancorp, Inc.	36,754	183,770
Sachem Capital Corp.	9,633	27,839
Security National Financial Corp. Class A	9,596	62,278
Southern Missouri Bancorp, Inc.	9,211	224,012
Sterling Bancorp, Inc.	31,816	90,676
Territorial Bancorp, Inc.	9,340	237,516
TFS Financial Corp.	69,901	1,077,174
Timberland Bancorp, Inc.	9,834	176,717
Trustco Bank Corp., New York	156,982	988,987
Walker & Dunlop, Inc.	46,716	1,891,998
Washington Federal, Inc.	124,220	3,212,329
Waterstone Financial, Inc.	41,813	623,014
Westfield Financial, Inc.	30,118	159,023
WMI Holdings Corp. (a)	114,129	1,272,538
WSFS Financial Corp.	81,255	2,248,326
		59,177,614

TOTAL FINANCIALS		5,025,957,312

HEALTH CARE - 15.3%
Biotechnology - 3.2%
89Bio, Inc. (a)(b)	9,764	251,521
AbbVie, Inc.	2,678,280	248,196,208
Abeona Therapeutics, Inc. (a)	99,135	328,137
ACADIA Pharmaceuticals, Inc. (a)(b)	174,824	8,685,256
Acceleron Pharma, Inc. (a)	70,331	6,950,813
Acorda Therapeutics, Inc. (a)(b)	62,376	46,632
Actinium Pharmaceuticals, Inc. (a)	117,751	25,046
Adamas Pharmaceuticals, Inc. (a)	27,046	74,647
ADMA Biologics, Inc. (a)	84,044	276,505
Aduro Biotech, Inc. (a)	72,901	238,386
Advaxis, Inc. (a)	79,002	54,195
Adverum Biotechnologies, Inc. (a)(b)	83,568	1,724,008
Aeglea BioTherapeutics, Inc. (a)	30,911	272,326
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)	162,150	604,820
AgeX Therapeutics, Inc. (a)(b)	24,431	27,607
Agios Pharmaceuticals, Inc. (a)	91,986	4,759,356
Aimmune Therapeutics, Inc. (a)(b)	65,956	1,095,529
Akebia Therapeutics, Inc. (a)	171,480	1,996,027
Akero Therapeutics, Inc. (a)	13,020	330,968
Albireo Pharma, Inc. (a)	14,780	395,513
Aldeyra Therapeutics, Inc. (a)	41,467	204,018
Alector, Inc. (a)(b)	58,179	1,902,453
Alexion Pharmaceuticals, Inc. (a)	337,962	40,521,644
Alkermes PLC (a)	219,046	3,583,593
Allakos, Inc. (a)(b)	38,101	2,476,565
Allena Pharmaceuticals, Inc. (a)	13,108	22,021
Allogene Therapeutics, Inc. (a)(b)	80,601	3,881,744
Alnylam Pharmaceuticals, Inc. (a)	170,552	23,070,569
Alpine Immune Sciences, Inc. (a)	8,522	31,787
Altimmune, Inc. (a)(b)	9,692	89,942
Amgen, Inc.	902,956	207,408,993
Amicus Therapeutics, Inc. (a)	381,678	4,761,433
AnaptysBio, Inc. (a)	40,696	776,480
Anavex Life Sciences Corp. (a)(b)	62,171	255,523
Anika Therapeutics, Inc. (a)	21,663	726,360
Anixa Biosciences, Inc. (a)(b)	17,792	40,566
Apellis Pharmaceuticals, Inc. (a)	80,063	2,697,322
Applied Genetic Technologies Corp. (a)	19,402	93,130
Applied Therapeutics, Inc. (a)	12,680	577,194
Aprea Therapeutics, Inc. (b)	10,548	283,319
Aptevo Therapeutics, Inc. (a)	1,293	7,370
Aptinyx, Inc. (a)	40,709	152,252
AquaBounty Technologies, Inc. (a)	967	2,621
AquaMed Technologies, Inc. (c)	439	0
Aravive, Inc. (a)	19,699	252,344
Arcturus Therapeutics Holdings, Inc. (a)	16,551	644,496
Arcus Biosciences, Inc. (a)	46,331	1,452,477
Ardelyx, Inc. (a)	98,278	720,378
Arena Pharmaceuticals, Inc. (a)	76,683	4,583,343
Arrowhead Pharmaceuticals, Inc. (a)	152,145	4,905,155
Assembly Biosciences, Inc. (a)	45,323	883,345
Atara Biotherapeutics, Inc. (a)	88,228	1,014,622
Athenex, Inc. (a)(b)	77,296	840,208
Athersys, Inc. (a)(b)	184,303	536,322
Atossa Therapeutics, Inc. (a)(b)	24,498	58,305
Atreca, Inc. (b)	14,410	266,153
aTyr Pharma, Inc.	330	1,234
AVEO Pharmaceuticals, Inc. (a)	17,003	138,744
Avid Bioservices, Inc. (a)	69,506	405,915
AVROBIO, Inc. (a)	33,104	669,363
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	40,836
Bio Path Holdings, Inc. (a)	3,392	18,758
Biocept, Inc. (a)	1,551	675
BioCryst Pharmaceuticals, Inc. (a)(b)	217,244	976,512
Biogen, Inc. (a)	273,664	84,039,478
Biohaven Pharmaceutical Holding Co. Ltd. (a)	69,046	4,313,304
BioMarin Pharmaceutical, Inc. (a)	267,252	28,475,701
Biospecifics Technologies Corp. (a)	9,250	575,350
BioTime, Inc. (a)(b)	256,547	226,197
BioXcel Therapeutics, Inc. (a)	13,329	620,598
bluebird bio, Inc. (a)	98,161	6,245,984
Blueprint Medicines Corp. (a)	84,261	5,488,762
BrainStorm Cell Therpeutic, Inc. (a)(b)	10,858	80,892
Brickell Biotech, Inc. (a)(b)	662	768
Bridgebio Pharma, Inc. (b)	33,806	991,530
Cabaletta Bio, Inc. (a)	20,896	178,661
Calithera Biosciences, Inc. (a)	84,055	489,200
Calyxt, Inc. (a)	14,780	64,145
Cancer Genetics, Inc. (a)	228	698
Capricor Therapeutics, Inc. (a)	2,223	10,315
Cardiff Oncology, Inc. (a)	332	820
CareDx, Inc. (a)	59,092	1,898,035
CASI Pharmaceuticals, Inc. (a)(b)	76,913	203,050
Castle Biosciences, Inc. (b)	6,971	267,896
Catabasis Pharmaceuticals, Inc. (a)	17,858	110,898
Catalyst Biosciences, Inc. (a)	16,360	117,956
Catalyst Pharmaceutical Partners, Inc. (a)	145,825	628,506
Cel-Sci Corp. (a)(b)	50,619	674,751
Celcuity, Inc. (a)	812	7,901
Celldex Therapeutics, Inc. (a)	20,245	54,054
Cellular Biomedicine Group, Inc. (a)	16,128	222,083
Celsion Corp. (a)	7,523	22,569
Checkpoint Therapeutics, Inc. (a)	46,405	98,379
ChemoCentryx, Inc. (a)	66,533	4,150,994
Chimerix, Inc. (a)	68,012	212,197
Cidara Therapeutics, Inc. (a)	43,932	159,034
Cleveland Biolabs, Inc. (a)	1,253	2,569
Clovis Oncology, Inc. (a)(b)	113,262	783,773
CohBar, Inc. (a)(b)	61,277	155,031
Coherus BioSciences, Inc. (a)	98,164	1,829,777
Concert Pharmaceuticals, Inc. (a)	23,551	250,112
Constellation Pharmaceuticals, Inc. (a)	26,632	946,235
ContraFect Corp. (a)	17,449	90,211
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	88,284	658,599
Cortexyme, Inc. (b)	8,894	409,924
Corvus Pharmaceuticals, Inc. (a)(b)	14,116	48,700
Crinetics Pharmaceuticals, Inc. (a)(b)	11,668	190,655
CTI BioPharma Corp. (a)	66,932	68,271
Cue Biopharma, Inc. (a)	32,463	898,576
Curis, Inc. (a)	56,844	47,476
Cyclacel Pharmaceuticals, Inc. (a)	33	166
Cyclerion Therapeutics, Inc. (a)	24,354	96,929
Cytokinetics, Inc. (a)	93,387	1,934,045
CytomX Therapeutics, Inc. (a)	73,662	652,645
Deciphera Pharmaceuticals, Inc. (a)	28,425	1,664,852
Denali Therapeutics, Inc. (a)(b)	117,204	3,261,787
Dicerna Pharmaceuticals, Inc. (a)	84,331	1,819,020
Dyadic International, Inc. (a)(b)	37,918	230,921
Dynavax Technologies Corp. (a)(b)	131,950	807,534
Eagle Pharmaceuticals, Inc. (a)	16,259	833,436
Edge Therapeutics, Inc. (a)	1,777	2,328
Editas Medicine, Inc. (a)(b)	79,330	2,147,463
Eidos Therapeutics, Inc. (a)(b)	8,851	432,902
Eiger Biopharmaceuticals, Inc. (a)	31,415	379,179
Emergent BioSolutions, Inc. (a)	68,359	5,707,293
Enanta Pharmaceuticals, Inc. (a)	24,641	1,268,765
Enochian Biosciences, Inc. (a)(b)	27,857	98,892
Epizyme, Inc. (a)	122,576	2,151,209
Esperion Therapeutics, Inc. (a)(b)	39,779	1,685,436
Evelo Biosciences, Inc. (a)(b)	9,900	43,263
Exact Sciences Corp. (a)	213,536	18,338,472
Exelixis, Inc. (a)	462,781	11,435,319
Exicure, Inc. (a)	134,393	372,269
Fate Therapeutics, Inc. (a)	96,636	3,133,905
FibroGen, Inc. (a)	114,384	3,825,001
Five Prime Therapeutics, Inc. (a)	54,292	287,748
Flexion Therapeutics, Inc. (a)(b)	49,493	565,705
Fortress Biotech, Inc. (a)	56,311	163,302
Frequency Therapeutics, Inc.	8,177	151,765
G1 Therapeutics, Inc. (a)	44,778	759,883
Galectin Therapeutics, Inc. (a)(b)	62,698	189,975
Galera Therapeutics, Inc. (a)	4,354	45,543
Genocea Biosciences, Inc. (a)(b)	33,261	91,800
Genprex, Inc. (a)(b)	25,317	71,900
GenVec, Inc. rights (a)(c)	814	0
Geron Corp. (a)	291,885	469,935
Gilead Sciences, Inc.	1,921,471	149,548,088
Global Blood Therapeutics, Inc. (a)	92,706	6,482,004
GlycoMimetics, Inc. (a)	51,855	146,750
Gossamer Bio, Inc. (a)(b)	60,706	737,578
Gritstone Oncology, Inc. (a)	27,989	180,809
Halozyme Therapeutics, Inc. (a)	169,266	4,108,086
Harpoon Therapeutics, Inc. (a)	6,512	141,701
Heat Biologics, Inc. (a)	19,197	19,581
Hemispherx Biopharma, Inc. (a)(b)	175	490
Heron Therapeutics, Inc. (a)	125,748	2,291,129
Histogen, Inc. (a)	2,577	11,133
Homology Medicines, Inc. (a)	37,410	532,718
Hookipa Pharma, Inc. (a)(b)	8,657	94,448
iBio, Inc. (a)	2,846	4,554
Idera Pharmaceuticals, Inc. (a)(b)	27,689	47,902
IGM Biosciences, Inc. (a)(b)	19,696	1,275,907
Immunic, Inc. (a)	971	11,642
ImmunoGen, Inc. (a)	270,119	1,264,157
Immunomedics, Inc. (a)(b)	304,003	10,211,461
Incyte Corp. (a)	270,411	27,557,585
Infinity Pharmaceuticals, Inc. (a)	58,399	52,559
Inovio Pharmaceuticals, Inc. (a)(b)	214,065	3,157,459
Insmed, Inc. (a)	151,266	3,674,251
Intellia Therapeutics, Inc. (a)(b)	62,446	1,093,429
Intercept Pharmaceuticals, Inc. (a)	40,911	2,956,229
Invitae Corp. (a)(b)	166,295	2,797,082
Ionis Pharmaceuticals, Inc. (a)	195,119	10,967,639
Iovance Biotherapeutics, Inc. (a)	177,172	5,685,449
Ironwood Pharmaceuticals, Inc. Class A (a)	243,544	2,369,683
IsoRay, Inc. (a)	40,230	28,925
Iveric Bio, Inc. (a)	54,438	218,296
Jounce Therapeutics, Inc. (a)	25,391	136,857
Kadmon Holdings, Inc. (a)(b)	212,838	945,001
Kalvista Pharmaceuticals, Inc. (a)	15,671	176,299
Karuna Therapeutics, Inc. (a)	16,264	1,526,539
Karyopharm Therapeutics, Inc. (a)	90,353	1,670,627
Kezar Life Sciences, Inc. (a)	45,922	219,048
Kindred Biosciences, Inc. (a)	54,058	231,909
Kiniksa Pharmaceuticals Ltd. (a)(b)	16,055	335,068
Kodiak Sciences, Inc. (a)(b)	35,172	2,272,463
Krystal Biotech, Inc. (a)(b)	16,753	861,272
Kura Oncology, Inc. (a)	57,824	988,212
La Jolla Pharmaceutical Co. (a)	30,025	141,718
Larimar Therapeutics, Inc. (a)(b)	3,934	48,782
Leap Therapeutics, Inc. (a)	42,530	100,796
Lexicon Pharmaceuticals, Inc. (a)(b)	90,027	171,952
Ligand Pharmaceuticals, Inc. Class B (a)(b)	24,014	2,439,102
LogicBio Therapeutics, Inc. (a)(b)	12,282	84,255
Macrogenics, Inc. (a)	63,055	1,213,178
Madrigal Pharmaceuticals, Inc. (a)(b)	12,649	1,467,537
Magenta Therapeutics, Inc. (a)	27,280	241,155
MannKind Corp. (a)(b)	293,583	443,310
Marker Therapeutics, Inc. (a)	44,737	101,553
Matinas BioPharma Holdings, Inc. (a)(b)	194,366	174,929
MediciNova, Inc. (a)(b)	60,896	325,185
MEI Pharma, Inc. (a)	133,578	488,228
Merrimack Pharmaceuticals, Inc.	15,717	53,281
Mersana Therapeutics, Inc. (a)	55,196	1,249,637
Minerva Neurosciences, Inc. (a)	45,867	170,167
Miragen Therapeutics, Inc. (a)	27,850	27,488
Mirati Therapeutics, Inc. (a)	57,019	5,655,715
Mirum Pharmaceuticals, Inc. (a)(b)	12,900	217,365
Moderna, Inc. (a)	450,268	27,691,482
Molecular Templates, Inc. (a)	41,328	641,411
Moleculin Biotech, Inc. (a)	26,434	28,813
Momenta Pharmaceuticals, Inc. (a)	172,203	5,420,950
Morphic Holding, Inc. (b)	11,469	238,326
Mustang Bio, Inc. (a)	51,963	193,822
Myriad Genetics, Inc. (a)	116,550	1,693,472
NanoViricides, Inc. (a)(b)	8,252	62,055
NantKwest, Inc. (a)(b)	53,596	361,237
Natera, Inc. (a)	95,888	4,204,689
Navidea Biopharmaceuticals, Inc. (a)	7,141	18,709
Neoleukin Therapeutics, Inc. (a)	57,527	700,679
Neubase Therapeutics, Inc. (a)(b)	1,139	8,884
Neurobo Pharmaceuticals, Inc. (a)	380	5,024
Neurobo Pharmaceuticals, Inc. rights (a)(c)	9,504	0
Neurocrine Biosciences, Inc. (a)	141,119	17,606,006
Neurotrope, Inc. (a)	5,457	7,804
NewLink Genetics Corp. (a)	3,251	45,221
NextCure, Inc.	17,599	549,265
Novavax, Inc. (a)(b)	80,483	3,705,437
Ocugen, Inc. (a)	961	298
OncoCyte Corp. (a)	42,540	117,410
OncoMed Pharmaceuticals, Inc. rights (a)(c)	27,577	0
OncoSec Medical, Inc. (a)(b)	9,506	21,198
Oncternal Therapeutics, Inc. (a)	2,063	6,272
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
Opko Health, Inc. (a)(b)	641,657	1,462,978
Oragenics, Inc. (a)	704	398
Organogenesis Holdings, Inc. Class A (a)	26,298	108,611
Organovo Holdings, Inc. (a)	237,910	150,240
Outlook Therapeutics, Inc. (a)(b)	7,165	7,308
OvaScience, Inc. (a)	11,776	31,324
Ovid Therapeutics, Inc. (a)	46,991	251,402
Oyster Point Pharma, Inc. (a)(b)	6,469	184,108
Palatin Technologies, Inc. (a)(b)	273,268	138,520
PDL BioPharma, Inc. (a)	218,274	713,756
Pfenex, Inc. (a)	49,615	362,686
PhaseBio Pharmaceuticals, Inc. (a)	26,632	160,058
Pieris Pharmaceuticals, Inc. (a)	79,436	285,970
Polarityte, Inc. (a)	26,836	26,203
Portola Pharmaceuticals, Inc. (a)(b)	113,633	2,039,712
Precigen, Inc. (a)(b)	109,166	240,165
Precision BioSciences, Inc. (a)	23,892	167,483
Prevail Therapeutics, Inc.	11,879	198,142
Principia Biopharma, Inc. (a)	29,009	1,853,385
Progenics Pharmaceuticals, Inc. (a)	149,784	635,833
Protagonist Therapeutics, Inc. (a)	34,266	566,417
Protara Therapeutics, Inc. (a)	97	5,277
Proteostasis Therapeutics, Inc. (a)(b)	58,487	76,618
Prothena Corp. PLC (a)	66,285	706,598
PTC Therapeutics, Inc. (a)	97,641	4,951,375
Puma Biotechnology, Inc. (a)(b)	56,522	577,090
Radius Health, Inc. (a)	68,394	865,868
RAPT Therapeutics, Inc. (a)	4,681	85,569
Recro Pharma, Inc. (a)	26,670	120,548
Regeneron Pharmaceuticals, Inc. (a)	153,352	93,975,639
REGENXBIO, Inc. (a)	50,153	1,888,762
Regulus Therapeutics, Inc. (a)	5,043	3,782
Repligen Corp. (a)	71,645	9,383,346
Replimune Group, Inc. (a)	13,783	258,845
Retrophin, Inc. (a)	64,592	1,013,126
Rexahn Pharmaceuticals, Inc. (a)	2,486	6,116
Rhythm Pharmaceuticals, Inc. (a)(b)	45,703	886,181
Rigel Pharmaceuticals, Inc. (a)	264,536	517,168
Rocket Pharmaceuticals, Inc. (a)(b)	60,078	1,130,067
Rubius Therapeutics, Inc. (a)(b)	57,068	368,089
Sage Therapeutics, Inc. (a)	81,184	2,899,892
Salarius Pharmaceuticals, Inc. (a)(b)	287	284
Salarius Pharmaceuticals, Inc. rights (a)(c)	7,499	922
Sangamo Therapeutics, Inc. (a)	179,540	2,009,053
Sarepta Therapeutics, Inc. (a)	108,167	16,470,589
Savara, Inc. (a)	39,095	95,392
Scholar Rock Holding Corp. (a)(b)	28,218	519,211
Seattle Genetics, Inc. (a)	174,736	27,470,247
Selecta Biosciences, Inc. (a)(b)	48,675	178,637
Seneca Biopharma, Inc. (a)	289	266
Seres Therapeutics, Inc. (a)(b)	90,027	494,248
Sesen Bio, Inc. (a)	103,975	83,617
Soleno Therapeutics, Inc. (a)	27,507	92,424
Solid Biosciences, Inc. (a)(b)	20,178	59,525
Soligenix, Inc. (a)	23,654	45,179
Sorrento Therapeutics, Inc. (a)(b)	196,730	993,487
Spectrum Pharmaceuticals, Inc. (a)	167,060	491,156
Spero Therapeutics, Inc. (a)	14,529	171,733
Spring Bank Pharmaceuticals, Inc. (a)	6,449	10,641
Springworks Therapeutics, Inc. (a)	15,791	601,163
Stemline Therapeutics, Inc. (a)	79,784	947,834
Stoke Therapeutics, Inc.	15,403	426,047
Sunesis Pharmaceuticals, Inc. (a)	90,938	35,466
Surface Oncology, Inc. (a)	7,134	36,455
Sutro Biopharma, Inc. (a)	10,399	104,094
Syndax Pharmaceuticals, Inc. (a)	32,453	525,739
Synlogic, Inc. (a)	30,139	75,649
Synthetic Biologics, Inc. (a)	1,708	677
Syros Pharmaceuticals, Inc. (a)	56,014	548,377
T2 Biosystems, Inc. (a)(b)	56,110	47,093
TCR2 Therapeutics, Inc. (a)	23,812	240,501
TG Therapeutics, Inc. (a)(b)	135,302	2,523,382
Tocagen, Inc. (a)	32,367	39,164
TRACON Pharmaceuticals, Inc. (a)	290	667
Translate Bio, Inc. (a)	68,210	1,413,311
Trevena, Inc. (a)	127,215	165,380
Turning Point Therapeutics, Inc. (a)	30,182	2,090,104
Twist Bioscience Corp. (a)	35,721	1,355,612
Tyme, Inc. (a)(b)	58,665	90,344
Ultragenyx Pharmaceutical, Inc. (a)	85,066	5,823,618
United Therapeutics Corp. (a)	62,598	7,383,434
UNITY Biotechnology, Inc. (a)(b)	45,725	374,031
Unum Therapeutics, Inc. (a)(b)	11,491	6,449
Vanda Pharmaceuticals, Inc. (a)	81,321	953,082
Vaxart, Inc. (a)	62,997	168,832
VBI Vaccines, Inc. (a)	271,944	592,838
Veracyte, Inc. (a)	69,656	1,737,221
Verastem, Inc. (a)	99,207	184,525
Vericel Corp. (a)	66,657	958,528
Vertex Pharmaceuticals, Inc. (a)	391,845	112,835,686
Viela Bio, Inc. (b)	14,193	665,652
Viking Therapeutics, Inc. (a)(b)	120,202	859,444
VistaGen Therapeutics, Inc. (a)	15,774	6,966
Voyager Therapeutics, Inc. (a)(b)	41,094	497,237
vTv Therapeutics, Inc. Class A (a)(b)	39,197	112,887
X4 Pharmaceuticals, Inc. (a)	23,599	201,535
Xbiotech, Inc. (a)	22,587	315,540
Xencor, Inc. (a)	79,324	2,399,551
XOMA Corp. (a)(b)	9,681	199,622
Y-mAbs Therapeutics, Inc. (a)	26,295	1,003,943
Yield10 Bioscience, Inc. (a)	12	72
ZIOPHARM Oncology, Inc. (a)(b)	268,544	794,890
		1,453,451,499
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	2,690,153	255,349,323
Abiomed, Inc. (a)	67,478	15,108,324
Accelerate Diagnostics, Inc. (a)(b)	41,564	347,059
Accuray, Inc. (a)	142,466	299,179
Akers Biosciences, Inc. (a)(b)	549	1,867
Align Technology, Inc. (a)	109,478	26,889,986
Alphatec Holdings, Inc. (a)	59,600	265,220
Angiodynamics, Inc. (a)	60,242	615,071
Antares Pharma, Inc. (a)	244,285	701,098
Apollo Endosurgery, Inc. (a)	72	132
Atricure, Inc. (a)	66,323	3,170,903
Atrion Corp.	2,018	1,295,536
Avanos Medical, Inc. (a)	70,008	2,034,432
Avinger, Inc. (a)	3,961	1,473
AxoGen, Inc. (a)	53,815	522,006
Axonics Modulation Technologies, Inc. (a)(b)	26,729	980,152
Baxter International, Inc.	776,416	69,885,204
Becton, Dickinson & Co.	448,309	110,700,941
Bellerophon Therapeutics, Inc. (a)	1,739	24,659
Beyond Air, Inc. (a)(b)	12,451	90,643
BioLase Technology, Inc. (a)(b)	4,396	1,758
BioLife Solutions, Inc. (a)(b)	16,846	277,117
BioSig Technologies, Inc. (a)(b)	30,625	287,263
Boston Scientific Corp. (a)	2,122,656	80,639,701
Bovie Medical Corp. (a)	40,988	181,987
Cantel Medical Corp.	59,411	2,500,015
Cardiovascular Systems, Inc. (a)	54,358	2,104,742
Cerus Corp. (a)	262,826	1,634,778
Chembio Diagnostics, Inc. (a)	11,471	110,466
Co.-Diagnostics, Inc. (a)(b)	5,591	100,638
ConforMis, Inc. (a)(b)	98,971	97,853
CONMED Corp.	44,266	3,249,567
Cryolife, Inc. (a)	50,383	1,145,206
CryoPort, Inc. (a)(b)	53,006	1,302,357
Cutera, Inc. (a)	20,410	271,045
CytoSorbents Corp. (a)(b)	35,335	360,770
Danaher Corp.	957,509	159,530,574
Dare Bioscience, Inc. (a)	12,167	12,775
Dentsply Sirona, Inc.	339,652	15,800,611
DexCom, Inc. (a)	138,561	52,419,012
Edwards Lifesciences Corp. (a)	317,778	71,411,072
Ekso Bionics Holdings, Inc. (a)	5,328	20,406
electroCore, Inc. (a)(b)	9,972	9,269
Endologix, Inc. (a)(b)	28,974	21,307
ENDRA Life Sciences, Inc. (a)(b)	2,359	2,170
Envista Holdings Corp. (a)	229,610	4,853,955
Fonar Corp. (a)	12,634	301,953
Genmark Diagnostics, Inc. (a)	85,679	813,094
Glaukos Corp. (a)(b)	61,750	2,407,015
Globus Medical, Inc. (a)	116,523	6,367,982
Haemonetics Corp. (a)	77,285	8,476,619
Helius Medical Technologies, Inc. (U.S.) (a)	18,755	9,265
Heska Corp. (a)	11,472	1,008,733
Hill-Rom Holdings, Inc.	102,275	10,398,299
Hologic, Inc. (a)	409,299	21,692,847
ICU Medical, Inc. (a)	29,068	5,802,554
IDEXX Laboratories, Inc. (a)	130,254	40,232,856
Inogen, Inc. (a)	25,877	983,326
Insulet Corp. (a)	94,676	17,853,053
Integer Holdings Corp. (a)	48,108	3,809,191
Integra LifeSciences Holdings Corp. (a)	110,519	5,759,145
IntriCon Corp. (a)	10,604	149,941
Intuitive Surgical, Inc. (a)	175,871	102,010,456
Invacare Corp.	53,582	330,065
InVivo Therapeutics Holdings Corp. (a)	44	67
IRadimed Corp. (a)	7,211	167,656
iRhythm Technologies, Inc. (a)	40,930	5,088,008
Iridex Corp. (a)	3,436	6,185
Kewaunee Scientific Corp.	970	9,264
Lantheus Holdings, Inc. (a)	61,622	846,070
LeMaitre Vascular, Inc.	27,378	736,194
LivaNova PLC (a)	72,105	3,856,896
Masimo Corp. (a)	74,675	17,936,188
Medtronic PLC	2,039,711	201,074,710
Meridian Bioscience, Inc. (a)	68,037	1,051,852
Merit Medical Systems, Inc. (a)	85,733	3,857,128
Mesa Laboratories, Inc.	5,140	1,358,245
Microbot Medical, Inc. (a)	10,061	75,961
Milestone Scientific, Inc. (a)(b)	20,141	37,059
Misonix, Inc. (a)	20,700	288,351
Motus GI Holdings, Inc. (a)	46,375	58,896
Myomo, Inc. (a)	259	974
Natus Medical, Inc. (a)	54,010	1,155,814
Neogen Corp. (a)	82,391	5,867,887
Neuronetics, Inc. (a)	9,442	17,279
Nevro Corp. (a)	46,075	5,787,020
NuVasive, Inc. (a)	80,823	4,897,874
Obalon Therapeutics, Inc. (a)(b)	532	516
OraSure Technologies, Inc. (a)	88,582	1,287,982
Orthofix International NV (a)	33,966	1,157,561
OrthoPediatrics Corp. (a)(b)	17,000	784,210
Penumbra, Inc. (a)	49,270	8,495,133
Predictive Oncology, Inc. (a)(b)	1,361	2,096
Pulse Biosciences, Inc. (a)(b)	15,770	143,349
Pulse Biosciences, Inc. rights 6/8/20 (a)(c)	15,770	6,623
Quidel Corp. (a)	57,202	10,010,350
Repro Medical Systems, Inc. (a)	30,290	306,535
ResMed, Inc.	217,937	35,048,628
Retractable Technologies, Inc. (a)	3,701	20,133
Rockwell Medical Technologies, Inc. (a)(b)	82,108	175,711
RTI Biologics, Inc. (a)	96,883	263,522
Seaspine Holdings Corp. (a)	32,323	344,240
Second Sight Medical Products, Inc. (a)(b)	4,133	3,949
Senseonics Holdings, Inc. (a)(b)	165,924	77,437
Shockwave Medical, Inc. (a)	15,640	688,316
SI-BONE, Inc. (a)	30,711	537,135
Sientra, Inc. (a)	75,805	294,123
Silk Road Medical, Inc. (a)	20,008	765,706
Sintx Technologies, Inc. (a)(b)	136	94
SmileDirectClub, Inc. (a)(b)	93,643	731,352
Soliton, Inc. (a)	12,391	123,043
Staar Surgical Co. (a)	39,732	1,541,602
Stereotaxis, Inc. (a)	52,987	218,836
STERIS PLC	129,688	21,513,942
STRATA Skin Sciences, Inc. (a)	566	702
Stryker Corp.	488,933	95,698,856
SurModics, Inc. (a)	20,822	769,998
Tactile Systems Technology, Inc. (a)	32,202	1,560,187
Tandem Diabetes Care, Inc. (a)	84,182	6,999,733
Tela Bio, Inc. (a)	2,661	36,589
Teleflex, Inc.	70,691	25,650,936
The Cooper Companies, Inc.	75,611	23,967,175
Thermogenesis Holdings, Inc. (a)	57	351
TransEnterix, Inc. (a)(b)	22,550	9,545
TransMedics Group, Inc. (b)	12,096	159,788
Utah Medical Products, Inc.	6,131	609,912
Vapotherm, Inc. (a)	25,269	672,913
Varex Imaging Corp. (a)	60,791	1,140,439
Varian Medical Systems, Inc. (a)	139,034	16,877,337
Venus Concept, Inc. (a)	16,173	47,872
Vermillion, Inc. (a)	8,779	28,707
ViewRay, Inc. (a)	206,225	360,894
Viveve Medical, Inc. (a)	320	202
VolitionRx Ltd. (a)(b)	47,170	145,284
West Pharmaceutical Services, Inc.	113,330	24,483,813
Wright Medical Group NV (a)	196,947	5,819,784
Zimmer Biomet Holdings, Inc.	311,029	39,295,404
Zosano Pharma Corp. (a)(b)	15,746	15,431
Zynex, Inc. (a)(b)	27,750	538,350
		1,698,643,920
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	125,875	3,601,284
Addus HomeCare Corp. (a)	20,640	2,042,534
Amedisys, Inc. (a)	49,204	9,449,628
American Renal Associates Holdings, Inc. (a)	26,470	163,849
AmerisourceBergen Corp.	228,662	21,800,635
AMN Healthcare Services, Inc. (a)	72,348	3,209,357
Anthem, Inc.	385,026	113,239,997
Apollo Medical Holdings, Inc. (a)	38,534	727,907
BioScrip, Inc. (a)	56,986	866,187
BioTelemetry, Inc. (a)	56,840	2,681,711
Brookdale Senior Living, Inc. (a)	289,527	1,059,669
Caladrius Biosciences, Inc. (a)	6,721	12,770
Capital Senior Living Corp. (a)	37,902	25,015
Cardinal Health, Inc.	445,414	24,359,692
Catasys, Inc. (a)(b)	4,534	89,819
Centene Corp. (a)	885,470	58,662,388
Chemed Corp.	24,525	11,735,458
Cigna Corp.	566,456	111,773,098
Community Health Systems, Inc. (a)(b)	183,182	577,023
Corvel Corp. (a)	10,176	690,849
Covetrus, Inc. (a)(b)	157,424	2,405,439
Cross Country Healthcare, Inc. (a)	52,702	319,901
CVS Health Corp.	1,977,171	129,643,102
DaVita HealthCare Partners, Inc. (a)	137,240	11,110,950
Encompass Health Corp.	150,913	11,054,377
Enzo Biochem, Inc. (a)	55,775	158,959
Exagen, Inc. (a)	5,198	60,245
Five Star Sr Living, Inc. (a)	29,657	110,027
Fulgent Genetics, Inc. (a)(b)	17,927	312,288
Genesis HealthCare, Inc. Class A(a)	51,369	44,285
Guardant Health, Inc. (a)	60,478	5,466,606
Hanger, Inc. (a)	60,810	1,116,472
HCA Holdings, Inc.	400,584	42,822,430
HealthEquity, Inc. (a)	107,097	6,636,801
Henry Schein, Inc. (a)	224,137	13,609,599
Humana, Inc.	201,311	82,668,362
InfuSystems Holdings, Inc. (a)	19,452	225,838
Interpace Diagnostics Group, Inc. (a)	5,524	27,620
Laboratory Corp. of America Holdings (a)	148,183	25,979,444
LHC Group, Inc. (a)	46,010	7,477,085
Magellan Health Services, Inc. (a)	34,113	2,558,134
McKesson Corp.	244,298	38,762,764
MEDNAX, Inc. (a)(b)	133,341	2,070,786
Molina Healthcare, Inc. (a)	95,874	17,815,307
National Healthcare Corp.	15,296	1,025,903
National Research Corp. Class A	19,538	1,108,195
Owens & Minor, Inc.	84,632	671,132
Patterson Companies, Inc. (b)	120,848	2,379,497
Pennant Group, Inc. (a)	43,281	1,103,233
PetIQ, Inc. Class A (a)(b)	32,178	987,221
Precipio, Inc. (a)(b)	9,930	8,320
Premier, Inc. (a)	100,015	3,479,522
Progyny, Inc. (a)	16,292	406,648
Providence Service Corp. (a)	18,588	1,496,334
Psychemedics Corp.	1,921	11,142
Quest Diagnostics, Inc.	205,677	24,327,476
R1 RCM, Inc. (a)	95,270	1,010,815
RadNet, Inc. (a)	71,317	1,215,242
Select Medical Holdings Corp. (a)	166,790	2,691,991
Sharps Compliance Corp. (a)	8,947	63,524
Surgery Partners, Inc. (a)	30,711	411,681
Tenet Healthcare Corp. (a)	164,679	3,583,415
The Ensign Group, Inc.	77,813	3,401,984
The Joint Corp. (a)(b)	16,388	247,623
Tivity Health, Inc. (a)	67,888	723,007
Triple-S Management Corp. (b)	40,675	809,433
U.S. Physical Therapy, Inc.	19,660	1,457,592
UnitedHealth Group, Inc.	1,440,893	439,256,231
Universal Health Services, Inc. Class B	122,481	12,915,621
		1,274,018,473
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	257,343	1,626,408
Castlight Health, Inc. Class B (a)	106,834	84,153
Cerner Corp.	472,317	34,431,909
Change Healthcare, Inc.	343,672	4,289,027
Computer Programs & Systems, Inc.	19,541	432,247
Evolent Health, Inc. (a)	123,442	1,096,165
Health Catalyst, Inc.	12,092	328,177
HealthStream, Inc. (a)	43,095	981,704
HMS Holdings Corp. (a)	119,372	3,729,181
HTG Molecular Diagnostics (a)(b)	45,075	23,885
iCAD, Inc. (a)	27,213	319,481
Inovalon Holdings, Inc. Class A (a)	119,400	2,247,108
Inspire Medical Systems, Inc. (a)	23,173	1,889,526
Livongo Health, Inc.	20,747	1,243,368
NantHealth, Inc. (a)	40,006	105,616
Nextgen Healthcare, Inc. (a)	74,870	772,658
Omnicell, Inc. (a)	65,928	4,411,242
OptimizeRx Corp. (a)	17,177	195,131
Phreesia, Inc.	25,446	746,077
Simulations Plus, Inc.	17,387	880,999
Tabula Rasa HealthCare, Inc. (a)(b)	32,153	1,717,935
Teladoc Health, Inc. (a)	110,678	19,264,613
Veeva Systems, Inc. Class A (a)	198,993	43,553,598
Vocera Communications, Inc. (a)	50,551	992,316
		125,362,524
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	18,840	1,468,955
Adaptive Biotechnologies Corp.	35,105	1,358,564
Agilent Technologies, Inc.	465,954	41,069,186
Avantor, Inc.	408,535	7,749,909
Bio-Rad Laboratories, Inc. Class A (a)	33,049	16,237,635
Bio-Techne Corp.	58,389	15,461,407
Bruker Corp.	154,545	6,688,708
Champions Oncology, Inc. (a)	6,812	65,600
Charles River Laboratories International, Inc. (a)	74,688	13,418,446
ChromaDex, Inc. (a)(b)	54,643	262,833
Codexis, Inc. (a)	76,381	948,652
Fluidigm Corp. (a)	118,464	516,503
Harvard Bioscience, Inc. (a)	37,493	98,982
Illumina, Inc. (a)	223,618	81,184,515
IQVIA Holdings, Inc. (a)	272,597	40,758,703
Luminex Corp.	63,609	1,982,056
Medpace Holdings, Inc. (a)	38,361	3,560,668
Mettler-Toledo International, Inc. (a)	36,716	29,189,220
Nanostring Technologies, Inc. (a)	54,490	1,663,580
NeoGenomics, Inc. (a)	157,370	4,200,205
Pacific Biosciences of California, Inc. (a)	212,220	747,014
PerkinElmer, Inc.	170,360	17,116,069
Personalis, Inc. (a)	15,181	179,743
PRA Health Sciences, Inc. (a)	96,328	9,969,948
Quanterix Corp. (a)	23,612	651,455
Syneos Health, Inc. (a)	94,887	5,787,158
Thermo Fisher Scientific, Inc.	609,812	212,940,252
Waters Corp. (a)	97,907	19,566,714
		534,842,680
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (a)	108,373	150,638
Acer Therapeutics, Inc. (a)(b)	6,588	20,225
Aclaris Therapeutics, Inc. (a)(b)	70,209	98,995
Adamis Pharmaceuticals Corp. (a)(b)	67,561	33,314
Adial Pharmaceuticals, Inc. (a)	12,772	20,435
Aerie Pharmaceuticals, Inc. (a)(b)	71,019	996,397
Aerpio Pharmaceuticals, Inc. (a)	17,597	19,709
Agile Therapeutics, Inc. (a)	75,791	213,731
Akcea Therapeutics, Inc. (a)(b)	24,494	364,961
Alimera Sciences, Inc. (a)(b)	1,036	5,107
AMAG Pharmaceuticals, Inc. (a)(b)	58,146	448,306
Amneal Pharmaceuticals, Inc. (a)	186,182	906,706
Amphastar Pharmaceuticals, Inc. (a)	53,532	997,836
Ampio Pharmaceuticals, Inc. (a)(b)	143,069	76,757
ANI Pharmaceuticals, Inc. (a)	13,713	425,926
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc. (a)(b)	29,801	145,131
Arvinas Holding Co. LLC (a)	23,221	772,563
Assertio Holdings, Inc. (a)	96,805	95,508
AstraZeneca PLC rights (a)(c)	7,692	0
Avenue Therapeutics, Inc. (a)	6,166	70,724
Axsome Therapeutics, Inc. (a)	39,883	3,070,193
Aytu BioScience, Inc. (a)	10,458	15,582
Baudax Bio, Inc. (a)(b)	10,668	45,339
Biodelivery Sciences International, Inc. (a)	137,019	654,951
BioPharmX Corp. (a)(b)	207	559
Bristol-Myers Squibb Co.	3,563,135	212,790,422
Cara Therapeutics, Inc. (a)(b)	62,748	995,811
Cassava Sciences, Inc. (a)(b)	22,534	48,223
Catalent, Inc. (a)	235,517	18,306,736
Cerecor, Inc. (a)	25,208	81,422
Chiasma, Inc. (a)	54,386	339,913
Clearside Biomedical, Inc. (a)(b)	56,255	104,634
Collegium Pharmaceutical, Inc. (a)	48,770	1,075,379
ContraVir Pharmaceuticals, Inc. (a)	188	348
Corcept Therapeutics, Inc. (a)	162,181	2,455,420
CorMedix, Inc. (a)(b)	43,608	192,747
Cumberland Pharmaceuticals, Inc. (a)	5,048	16,709
CymaBay Therapeutics, Inc. (a)	111,411	412,778
Durect Corp. (a)	299,599	701,062
Elanco Animal Health, Inc. (a)	580,677	12,432,295
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,284,849	196,517,655
Eloxx Pharmaceuticals, Inc. (a)	43,872	148,726
Endo International PLC (a)	316,530	1,221,806
Evofem Biosciences, Inc. (a)	60,892	332,470
Evolus, Inc. (a)(b)	37,906	173,230
Eyenovia, Inc. (a)(b)	16,586	47,934
Eyepoint Pharmaceuticals, Inc. (a)(b)	76,339	65,652
Fulcrum Therapeutics, Inc.	5,023	100,008
Harrow Health, Inc. (a)	29,650	160,407
Horizon Pharma PLC (a)	284,808	14,448,310
Innovate Biopharmaceuticals, Inc. (a)	18,554	10,483
Innoviva, Inc. (a)	104,032	1,453,327
Intersect ENT, Inc. (a)	47,960	534,754
Intra-Cellular Therapies, Inc. (a)	85,567	1,786,639
Jazz Pharmaceuticals PLC (a)	85,436	10,194,224
Johnson & Johnson	4,004,052	595,602,735
Kala Pharmaceuticals, Inc. (a)(b)	35,273	434,211
Kaleido Biosciences, Inc. (a)(b)	20,113	145,216
Lannett Co., Inc. (a)(b)	54,109	413,934
Lipocine, Inc. (a)(b)	14,559	13,301
Liquidia Technologies, Inc. (a)	14,596	134,867
Mallinckrodt PLC (a)(b)	129,733	365,847
Marinus Pharmaceuticals, Inc. (a)	125,697	319,270
Menlo Therapeutics, Inc. (a)	10,171	24,309
Merck & Co., Inc.	3,869,930	312,380,750
Mylan NV (a)	782,789	13,362,208
MyoKardia, Inc. (a)	78,434	8,023,014
Nektar Therapeutics (a)(b)	264,646	5,742,818
Neos Therapeutics, Inc. (a)(b)	61,752	43,832
NGM Biopharmaceuticals, Inc. (a)(b)	16,179	319,212
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	3,802
Novan, Inc. (a)(b)	19,707	7,942
Novus Therapeutics, Inc. (a)	3,229	4,101
Ocular Therapeutix, Inc. (a)(b)	71,187	501,156
Odonate Therapeutics, Inc. (a)(b)	21,403	699,236
Omeros Corp. (a)(b)	74,061	1,102,028
Onconova Therapeutics, Inc. (a)	6,349	2,651
OptiNose, Inc. (a)(b)	48,331	208,790
Osmotica Pharmaceuticals PLC (a)	15,165	90,535
Otonomy, Inc. (a)	27,001	69,123
Pacira Biosciences, Inc. (a)	64,018	2,813,591
Paratek Pharmaceuticals, Inc. (a)	35,522	157,718
Perrigo Co. PLC	207,242	11,350,644
Pfizer, Inc.	8,410,986	321,215,555
Phathom Pharmaceuticals, Inc. (a)	19,150	809,662
Phibro Animal Health Corp. Class A	34,216	896,459
Plx Pharma PLC/New (a)	205	765
Prestige Brands Holdings, Inc. (a)	81,364	3,433,561
Provention Bio, Inc. (a)(b)	55,250	751,953
Pulmatrix, Inc. (a)	13,881	23,320
Reata Pharmaceuticals, Inc. (a)	39,763	5,778,359
Relmada Therapeutics, Inc. (a)(b)	23,025	1,110,035
resTORbio, Inc. (a)(b)	22,391	48,588
Revance Therapeutics, Inc. (a)	65,283	1,364,415
Satsuma Pharmaceuticals, Inc. (a)	10,782	282,488
scPharmaceuticals, Inc. (a)	4,001	33,328
SCYNEXIS, Inc. (a)	87,758	66,187
Seelos Therapeutics, Inc. (a)	32,617	40,119
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,379	523,400
Strongbridge Biopharma PLC (a)	41,930	143,401
Supernus Pharmaceuticals, Inc. (a)	80,952	1,952,562
Teligent, Inc. (a)(b)	9,909	38,645
Tetraphase Pharmaceuticals, Inc. (a)	3,115	6,728
TherapeuticsMD, Inc. (a)(b)	340,709	385,001
Theravance Biopharma, Inc. (a)	70,286	1,774,722
Titan Pharmaceuticals, Inc. (a)	1,327	376
Tricida, Inc. (a)	43,247	1,161,614
Urovant Sciences Ltd. (a)(b)	13,986	137,622
Verrica Pharmaceuticals, Inc. (a)	20,020	229,830
VIVUS, Inc. (a)(b)	14,794	16,569
WAVE Life Sciences (a)(b)	28,382	288,929
Xeris Pharmaceuticals, Inc. (a)(b)	36,569	187,965
Zoetis, Inc. Class A	722,785	100,749,001
Zogenix, Inc. (a)	65,350	1,903,646
Zynerba Pharmaceuticals, Inc. (a)(b)	30,528	160,577
		1,886,651,341

TOTAL HEALTH CARE		6,972,970,437

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.7%
AAR Corp.	52,723	1,063,423
Aerojet Rocketdyne Holdings, Inc. (a)	109,919	4,819,948
AeroVironment, Inc. (a)	33,586	2,378,896
Air Industries Group, Inc. (a)	17,165	17,883
Astronics Corp. (a)	36,309	331,501
Astrotech Corp. (a)	1,228	3,291
Axon Enterprise, Inc. (a)	90,490	6,873,620
BWX Technologies, Inc.	145,748	9,119,452
CPI Aerostructures, Inc. (a)	4,217	11,555
Cubic Corp.	50,525	2,082,135
Curtiss-Wright Corp.	53,146	5,330,544
Ducommun, Inc. (a)	17,333	558,123
General Dynamics Corp.	356,266	52,310,537
Harris Corp.	336,674	67,149,629
HEICO Corp.	89,430	9,010,967
HEICO Corp. Class A	70,717	5,936,692
Hexcel Corp.	132,952	4,811,533
Howmet Aerospace, Inc.	592,073	7,744,315
Huntington Ingalls Industries, Inc.	62,766	12,546,296
Innovative Solutions & Support, Inc. (a)	15,429	74,368
Kratos Defense & Security Solutions, Inc. (a)	146,013	2,708,541
Lockheed Martin Corp.	378,340	146,962,390
Maxar Technologies, Inc.	93,935	1,415,600
Mercury Systems, Inc. (a)	84,825	7,579,114
Micronet Enertec Technologies, Inc. (a)	2,902	3,482
Moog, Inc. Class A	50,450	2,738,931
National Presto Industries, Inc.	6,947	625,161
Northrop Grumman Corp.	238,291	79,875,143
Park Aerospace Corp.	27,841	337,711
Parsons Corp.	31,736	1,290,386
Raytheon Technologies Corp.	2,231,571	143,980,961
SIFCO Industries, Inc. (a)	628	2,261
Spirit AeroSystems Holdings, Inc. Class A	162,566	3,522,805
Teledyne Technologies, Inc. (a)	55,993	20,948,101
Textron, Inc.	348,248	10,785,241
The Boeing Co.	812,738	118,537,837
TransDigm Group, Inc.	76,166	32,356,840
Triumph Group, Inc.	81,304	608,967
Vectrus, Inc. (a)	17,816	978,455
Virgin Galactic Holdings, Inc. (a)(b)	120,505	2,053,405
		769,486,040
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	93,086	2,005,072
Atlas Air Worldwide Holdings, Inc. (a)	40,197	1,570,095
C.H. Robinson Worldwide, Inc.	206,139	16,724,057
Echo Global Logistics, Inc. (a)	43,365	897,656
Expeditors International of Washington, Inc.	257,696	19,680,244
FedEx Corp.	366,068	47,793,838
Forward Air Corp.	46,643	2,317,224
Hub Group, Inc. Class A (a)	52,426	2,451,964
Radiant Logistics, Inc. (a)	55,584	221,780
United Parcel Service, Inc. Class B	1,064,617	106,152,961
XPO Logistics, Inc. (a)	140,717	11,089,907
		210,904,798
Airlines - 0.2%
Alaska Air Group, Inc.	182,379	6,235,538
Allegiant Travel Co.	20,966	2,233,927
American Airlines Group, Inc. (b)	607,813	6,382,037
Delta Air Lines, Inc.	874,573	22,047,985
Hawaiian Holdings, Inc.	74,937	1,081,341
JetBlue Airways Corp. (a)	456,544	4,597,398
Mesa Air Group, Inc. (a)(b)	46,385	150,751
SkyWest, Inc.	67,136	2,153,052
Southwest Airlines Co.	805,514	25,856,999
Spirit Airlines, Inc. (a)	130,807	1,693,951
United Airlines Holdings, Inc. (a)(b)	368,728	10,339,133
		82,772,112
Building Products - 0.5%
A.O. Smith Corp.	208,199	9,889,453
AAON, Inc.	57,580	3,119,109
Advanced Drain Systems, Inc.	74,598	3,307,675
Allegion PLC	141,846	14,142,046
Alpha PRO Tech Ltd. (a)(b)	10,147	126,330
American Woodmark Corp. (a)	23,880	1,498,709
Apogee Enterprises, Inc.	40,871	843,986
Armstrong Flooring, Inc. (a)	37,559	128,452
Armstrong World Industries, Inc.	72,407	5,458,764
Builders FirstSource, Inc. (a)	183,677	3,822,318
Carrier Global Corp. (a)	1,236,025	25,301,432
CSW Industrials, Inc.	23,129	1,655,111
Fortune Brands Home & Security, Inc.	203,693	12,417,125
Gibraltar Industries, Inc. (a)	50,335	2,215,243
Griffon Corp.	66,919	1,124,239
Insteel Industries, Inc.	26,755	472,226
Jeld-Wen Holding, Inc. (a)	104,712	1,427,225
Johnson Controls International PLC	1,174,584	36,893,683
Lennox International, Inc.	53,262	11,389,546
Masco Corp.	434,459	20,267,512
Masonite International Corp. (a)	35,826	2,378,130
NCI Building Systems, Inc. (a)	74,828	405,568
Owens Corning	162,722	8,542,905
Patrick Industries, Inc.	35,690	1,851,240
PGT, Inc. (a)	97,375	1,325,274
Quanex Building Products Corp.	51,529	638,960
Resideo Technologies, Inc. (a)	191,312	1,350,663
Simpson Manufacturing Co. Ltd.	62,702	5,019,922
Tecogen, Inc. New (a)(b)	1,604	1,059
Trane Technologies PLC	365,671	32,987,181
Trex Co., Inc. (a)(b)	89,092	10,701,731
Ufp Industries, Inc.	96,848	4,428,859
		225,131,676
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	104,249	3,203,572
ACCO Brands Corp.	165,549	1,024,748
Acme United Corp.	9,376	200,553
ADS Waste Holdings, Inc. (a)	104,738	3,265,731
ADT, Inc.	167,852	1,188,392
Aqua Metals, Inc. (a)(b)	89,321	75,039
ARC Document Solutions, Inc.	47,602	48,554
Brady Corp. Class A	79,239	4,051,490
BrightView Holdings, Inc. (a)	49,547	678,298
Casella Waste Systems, Inc. Class A (a)	63,655	3,243,222
CECO Environmental Corp. (a)	48,247	256,192
Charah Solutions, Inc. (a)	8,915	16,493
Cimpress PLC (a)(b)	37,810	3,407,815
Cintas Corp.	127,592	31,637,712
Clean Harbors, Inc. (a)	80,971	4,808,868
Copart, Inc. (a)	311,542	27,848,739
Covanta Holding Corp.	183,941	1,655,469
Deluxe Corp.	68,583	1,600,041
Document Security Systems, Inc. (a)(b)	116	864
Ennis, Inc.	41,340	735,852
Fuel Tech, Inc. (a)	36,624	27,226
Harsco Corp. (a)	123,086	1,373,640
Healthcare Services Group, Inc.	107,557	2,572,763
Heritage-Crystal Clean, Inc. (a)	20,655	350,309
Herman Miller, Inc.	90,277	2,078,177
HNI Corp.	67,916	1,729,821
Hudson Technologies, Inc. (a)(b)	53,713	47,751
IAA Spinco, Inc. (a)	202,094	8,285,854
Industrial Services of America, Inc. (a)(c)	1,142	120
Interface, Inc.	99,616	845,740
KAR Auction Services, Inc.	203,798	2,924,501
Kimball International, Inc. Class B	60,232	673,996
Knoll, Inc.	77,008	813,204
Matthews International Corp. Class A	50,831	1,052,202
McGrath RentCorp.	39,970	2,228,727
Mobile Mini, Inc.	68,618	2,198,521
MSA Safety, Inc.	55,232	6,569,294
NL Industries, Inc.	6,623	20,730
Odyssey Marine Exploration, Inc. (a)(b)	13,660	59,831
Performant Financial Corp. (a)	21,888	13,133
Perma-Fix Environmental Services, Inc. (a)	4,892	27,346
PICO Holdings, Inc. (a)	28,565	239,375
Pitney Bowes, Inc.	278,249	659,450
Quad/Graphics, Inc.	51,262	146,097
Quest Resource Holding Corp. (a)	2,099	2,855
R.R. Donnelley & Sons Co.	105,289	114,765
Republic Services, Inc.	318,277	27,199,952
Rollins, Inc.	212,845	8,896,921
SP Plus Corp. (a)	36,338	740,205
Steelcase, Inc. Class A	136,452	1,580,114
Stericycle, Inc. (a)	137,034	7,513,574
Team, Inc. (a)(b)	49,846	245,741
Tetra Tech, Inc.	81,509	6,431,060
The Brink's Co.	78,931	3,165,133
U.S. Ecology, Inc.	42,130	1,418,517
UniFirst Corp.	23,861	4,290,208
Viad Corp.	31,895	584,954
Virco Manufacturing Co. (a)	1,891	4,406
VSE Corp.	13,724	356,824
Waste Management, Inc.	590,261	63,010,362
		249,441,043
Construction & Engineering - 0.2%
AECOM (a)	238,073	9,230,090
Aegion Corp. (a)	51,356	770,854
Ameresco, Inc. Class A (a)	26,938	578,089
Arcosa, Inc.	74,681	2,850,574
Argan, Inc.	22,412	829,020
Comfort Systems U.S.A., Inc.	57,179	2,115,623
Concrete Pumping Holdings, Inc. (a)	49,943	166,310
Construction Partners, Inc. Class A (a)	52,855	935,534
Dycom Industries, Inc. (a)	48,546	2,043,787
EMCOR Group, Inc.	79,574	5,056,928
Fluor Corp. (b)	214,120	2,485,933
Goldfield Corp. (a)	29,034	111,781
Granite Construction, Inc.	72,408	1,274,381
Great Lakes Dredge & Dock Corp. (a)	110,448	1,023,853
HC2 Holdings, Inc. (a)	69,904	184,547
Ies Holdings, Inc. (a)	11,513	269,404
Jacobs Engineering Group, Inc.	207,103	17,400,794
Limbach Holdings, Inc. (a)(b)	9,347	27,574
MasTec, Inc. (a)(b)	80,753	3,161,480
MYR Group, Inc. (a)	29,755	857,242
Northwest Pipe Co. (a)	13,993	351,084
NV5 Holdings, Inc. (a)(b)	18,196	858,123
Orion Group Holdings, Inc. (a)	65,396	171,991
Primoris Services Corp.	72,433	1,208,907
Quanta Services, Inc.	216,754	8,004,725
Sterling Construction Co., Inc. (a)	40,894	370,091
Tutor Perini Corp. (a)	63,345	665,123
Valmont Industries, Inc.	33,194	3,784,116
Williams Scotsman Corp. (a)	84,906	1,132,646
		67,920,604
Electrical Equipment - 0.5%
Acuity Brands, Inc.	59,471	5,123,427
Allied Motion Technologies, Inc.	12,386	448,249
American Superconductor Corp. (a)(b)	29,752	215,702
AMETEK, Inc.	345,935	31,725,699
Atkore International Group, Inc. (a)	73,935	1,984,415
AZZ, Inc.	41,258	1,306,228
Babcock & Wilcox Enterprises, Inc. (a)(b)	32,899	70,733
Bloom Energy Corp. Class A (a)(b)	32,649	262,171
Broadwind, Inc. (a)	11,239	29,446
Capstone Turbine Corp. (a)(b)	8,218	19,230
Eaton Corp. PLC	626,117	53,157,333
Emerson Electric Co.	920,159	56,148,102
Encore Wire Corp.	33,581	1,621,626
Energous Corp. (a)(b)	26,573	51,286
Energy Focus, Inc. (a)(b)	5,644	5,136
EnerSys	67,210	4,254,393
Espey Manufacturing & Electronics Corp.	1,421	26,999
FuelCell Energy, Inc. (a)(b)	314,627	670,156
Generac Holdings, Inc. (a)	95,770	10,656,328
GrafTech International Ltd.	76,360	522,302
Hubbell, Inc. Class B	83,308	10,198,565
Ideal Power, Inc. (a)	2,687	5,831
LSI Industries, Inc.	34,207	210,031
nVent Electric PLC	245,362	4,497,485
Orion Energy Systems, Inc. (a)	45,400	203,392
Plug Power, Inc. (a)(b)	461,537	1,943,071
Powell Industries, Inc.	13,069	347,635
Preformed Line Products Co.	4,117	204,327
Regal Beloit Corp.	64,015	5,091,753
Rockwell Automation, Inc.	175,222	37,875,988
Sensata Technologies, Inc. PLC (a)	241,879	8,622,986
Sunrun, Inc. (a)	126,703	2,115,940
Sunworks, Inc. (a)(b)	1,282	615
Thermon Group Holdings, Inc. (a)	50,474	809,098
TPI Composites, Inc. (a)	49,750	1,032,313
Ultralife Corp. (a)	12,581	105,051
Vicor Corp. (a)	30,419	1,854,951
Vivint Solar, Inc. (a)(b)	68,673	516,421
		243,934,414
Industrial Conglomerates - 1.0%
3M Co.	873,759	136,690,858
Carlisle Companies, Inc.	86,248	10,337,685
General Electric Co.	13,281,705	87,260,802
Honeywell International, Inc.	1,082,346	157,860,164
Raven Industries, Inc.	57,098	1,224,752
Roper Technologies, Inc.	157,488	62,018,774
		455,393,035
Machinery - 1.7%
AGCO Corp.	93,843	5,182,949
Alamo Group, Inc.	15,689	1,620,987
Albany International Corp. Class A	38,981	2,350,554
Allison Transmission Holdings, Inc.	174,744	6,591,344
Altra Industrial Motion Corp.	99,058	3,070,798
Astec Industries, Inc.	37,917	1,610,714
Barnes Group, Inc.	68,213	2,577,087
Blue Bird Corp. (a)	28,793	413,180
Briggs & Stratton Corp. (b)	68,440	112,242
Caterpillar, Inc.	839,797	100,884,814
Chart Industries, Inc. (a)	55,992	2,197,686
CIRCOR International, Inc. (a)	30,957	497,789
Colfax Corp. (a)(b)	128,118	3,594,991
Columbus McKinnon Corp. (NY Shares)	40,338	1,226,679
Commercial Vehicle Group, Inc. (a)	49,365	124,893
Crane Co.	79,354	4,421,605
Cummins, Inc.	231,735	39,302,256
Deere & Co.	478,865	72,844,944
Donaldson Co., Inc.	190,241	9,026,935
Douglas Dynamics, Inc.	36,932	1,349,495
Dover Corp.	220,467	21,440,416
Eastern Co.	3,940	73,717
Energy Recovery, Inc. (a)(b)	52,282	401,787
Enerpac Tool Group Corp. Class A	85,207	1,525,205
EnPro Industries, Inc.	34,527	1,556,477
ESCO Technologies, Inc.	31,996	2,643,190
Evoqua Water Technologies Corp. (a)	112,630	2,118,570
ExOne Co. (a)(b)	15,564	132,761
Federal Signal Corp.	95,482	2,782,345
Flowserve Corp.	195,698	5,107,718
Fortive Corp.	451,105	27,508,383
Franklin Electric Co., Inc.	61,461	3,117,302
FreightCar America, Inc. (a)	13,689	16,427
Gardner Denver Holdings, Inc. (a)(b)	530,488	14,959,762
Gates Industrial Corp. PLC (a)	80,294	806,955
Gencor Industries, Inc. (a)	10,152	120,910
Gorman-Rupp Co.	30,147	924,307
Graco, Inc.	254,365	12,262,937
Graham Corp.	19,661	224,922
Greenbrier Companies, Inc. (b)	55,700	1,181,954
Hillenbrand, Inc.	115,572	2,974,823
Hurco Companies, Inc.	8,700	271,962
Hyster-Yale Materials Handling Class A	15,716	575,363
IDEX Corp.	116,369	18,545,728
Illinois Tool Works, Inc.	444,433	76,646,915
ITT, Inc.	136,087	7,852,220
John Bean Technologies Corp.	49,349	4,054,020
Kadant, Inc.	18,348	1,776,637
Kennametal, Inc.	121,066	3,358,371
L.B. Foster Co. Class A (a)	14,144	172,840
Lincoln Electric Holdings, Inc.	92,398	7,592,344
Lindsay Corp.	17,624	1,655,246
LiqTech International, Inc. (a)(b)	36,587	226,839
Lydall, Inc. (a)	28,433	307,645
Manitex International, Inc. (a)	15,946	68,249
Manitowoc Co., Inc. (a)	54,624	510,734
Mayville Engineering Co., Inc.	16,490	100,919
Meritor, Inc. (a)	105,361	2,147,257
Middleby Corp. (a)	82,700	5,631,870
Miller Industries, Inc.	17,675	523,710
Mueller Industries, Inc.	90,632	2,427,125
Mueller Water Products, Inc. Class A	252,777	2,360,937
Navistar International Corp. (a)	97,565	2,452,784
NN, Inc.	69,869	312,314
Nordson Corp.	78,242	14,736,881
Omega Flex, Inc.	5,305	542,702
Oshkosh Corp.	98,801	7,095,888
Otis Worldwide Corp.	615,570	32,409,761
PACCAR, Inc.	525,946	38,846,372
Park-Ohio Holdings Corp.	15,706	229,151
Parker Hannifin Corp.	195,484	35,181,255
Pentair PLC	256,155	10,025,907
Proto Labs, Inc. (a)	41,946	5,299,877
RBC Bearings, Inc. (a)	33,752	4,747,219
REV Group, Inc.	52,778	321,946
Rexnord Corp.	189,872	5,715,147
Snap-On, Inc.	83,117	10,779,444
SPX Corp. (a)	69,731	2,787,845
SPX Flow, Inc. (a)	67,469	2,333,078
Standex International Corp.	19,510	1,032,274
Stanley Black & Decker, Inc.	231,727	29,070,152
Sun Hydraulics Corp.	47,204	1,688,487
Tennant Co.	29,693	1,898,570
Terex Corp.	99,683	1,567,017
The L.S. Starrett Co. Class A (a)	3,411	11,086
The Shyft Group, Inc.	46,504	794,288
Timken Co.	104,251	4,434,838
Titan International, Inc.	85,722	105,438
Toro Co.	163,018	11,585,689
TriMas Corp. (a)	70,659	1,671,085
Trinity Industries, Inc. (b)	141,030	2,816,369
Twin Disc, Inc. (a)	11,715	64,315
Wabash National Corp.	87,724	837,764
Watts Water Technologies, Inc. Class A	43,916	3,652,055
Welbilt, Inc. (a)	206,495	1,255,490
Westinghouse Air Brake Co.	277,050	16,919,444
Woodward, Inc.	85,155	5,839,930
Xylem, Inc.	273,247	18,127,206
		774,878,809
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	119,616	211,720
Genco Shipping & Trading Ltd.	28,176	132,991
Kirby Corp. (a)	94,396	4,840,627
Matson, Inc.	57,532	1,643,689
		6,829,027
Professional Services - 0.5%
Acacia Research Corp. (a)	60,512	156,726
ASGN, Inc. (a)	77,475	4,771,685
Barrett Business Services, Inc.	11,784	597,449
BG Staffing, Inc.	12,200	127,368
CBIZ, Inc. (a)	85,697	1,941,037
CoreLogic, Inc.	119,458	5,920,338
CoStar Group, Inc. (a)	59,318	38,960,062
CRA International, Inc.	12,251	494,818
Equifax, Inc.	185,143	28,430,559
Exponent, Inc.	72,726	5,399,178
Forrester Research, Inc. (a)	15,406	483,748
Franklin Covey Co. (a)	17,657	376,094
FTI Consulting, Inc. (a)	57,641	6,943,435
GP Strategies Corp. (a)	26,500	208,025
Heidrick & Struggles International, Inc.	31,157	691,062
Hill International, Inc. (a)	66,466	97,705
Hudson Global, Inc. (a)	984	8,521
Huron Consulting Group, Inc. (a)	37,056	1,714,211
ICF International, Inc.	28,824	1,890,278
IHS Markit Ltd.	611,419	42,469,164
InnerWorkings, Inc. (a)(b)	65,879	78,396
Insperity, Inc.	58,284	3,021,443
Kelly Services, Inc. Class A (non-vtg.)	57,290	858,777
Kforce, Inc.	32,816	991,043
Korn Ferry	90,124	2,727,152
Manpower, Inc.	88,022	6,085,841
Mastech Digital, Inc. (a)	526	9,699
MISTRAS Group, Inc. (a)	27,338	110,446
Nielsen Holdings PLC	539,169	7,489,057
RCM Technologies, Inc. (a)	6,987	9,572
Red Violet, Inc. (a)(b)	6,964	127,580
Rekor Systems, Inc. (a)	11,158	39,165
Resources Connection, Inc.	44,803	492,385
Robert Half International, Inc.	164,781	8,360,988
TransUnion Holding Co., Inc.	284,775	24,573,235
TriNet Group, Inc. (a)	65,629	3,526,246
TrueBlue, Inc. (a)	68,058	1,052,177
Upwork, Inc. (a)	96,257	1,197,437
Verisk Analytics, Inc.	249,702	43,118,541
Volt Information Sciences, Inc. (a)	4,406	3,834
Willdan Group, Inc. (a)	15,404	376,628
		245,931,105
Road & Rail - 1.0%
AMERCO	12,132	3,912,570
ArcBest Corp.	42,175	944,298
Avis Budget Group, Inc. (a)(b)	88,707	1,909,862
Covenant Transport Group, Inc. Class A (a)	18,626	234,688
CSX Corp.	1,177,579	84,291,105
Daseke, Inc. (a)	95,990	265,412
Heartland Express, Inc.	75,406	1,651,391
J.B. Hunt Transport Services, Inc.	130,600	15,628,902
Kansas City Southern	151,400	22,788,728
Knight-Swift Transportation Holdings, Inc. Class A	187,435	7,799,170
Landstar System, Inc.	59,210	6,883,755
Lyft, Inc. (a)	310,788	9,715,233
Marten Transport Ltd.	63,636	1,628,445
Norfolk Southern Corp.	396,016	70,605,693
Old Dominion Freight Lines, Inc.	146,333	25,036,113
P.A.M. Transportation Services, Inc. (a)	2,677	93,427
Patriot Transportation Holding, Inc.	903	7,590
Ryder System, Inc.	75,719	2,594,133
Saia, Inc. (a)	40,194	4,358,637
Schneider National, Inc. Class B	42,903	1,036,966
U.S. Xpress Enterprises, Inc. (a)(b)	28,506	145,381
U.S.A. Truck, Inc. (a)	12,296	78,817
Uber Technologies, Inc.	313,745	11,395,218
Union Pacific Corp.	1,055,038	179,208,755
Universal Logistics Holdings, Inc.	13,541	201,219
Werner Enterprises, Inc.	64,354	2,974,442
YRC Worldwide, Inc. (a)(b)	51,336	75,977
		455,465,927
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	486	1,147
Air Lease Corp. Class A	155,931	4,695,082
Applied Industrial Technologies, Inc.	61,017	3,538,986
Beacon Roofing Supply, Inc. (a)	93,810	2,309,602
BlueLinx Corp. (a)(b)	14,536	100,298
BMC Stock Holdings, Inc. (a)	106,855	2,796,395
CAI International, Inc. (a)	27,790	522,730
DXP Enterprises, Inc. (a)	24,899	438,969
EVI Industries, Inc. (a)(b)	6,377	125,372
Fastenal Co.	867,091	35,776,175
Foundation Building Materials, Inc. (a)	27,008	359,747
GATX Corp.	54,688	3,431,125
General Finance Corp. (a)	25,366	150,420
GMS, Inc. (a)	64,086	1,313,122
H&E Equipment Services, Inc.	50,476	865,159
HD Supply Holdings, Inc. (a)	256,640	8,138,054
Herc Holdings, Inc. (a)	37,551	1,070,204
Houston Wire & Cable Co. (a)	12,686	30,827
Huttig Building Products, Inc. (a)	16,101	20,770
India Globalization Capital, Inc. (a)(b)	57,861	33,826
Kaman Corp.	44,288	1,771,520
Lawson Products, Inc. (a)	14,687	456,178
MRC Global, Inc. (a)	130,375	771,820
MSC Industrial Direct Co., Inc. Class A	64,180	4,450,241
Nesco Holdings, Inc. Class A (a)(b)	28,994	71,905
Now, Inc. (a)	168,839	1,257,851
Rush Enterprises, Inc. Class A	50,357	2,095,858
SiteOne Landscape Supply, Inc. (a)	60,888	6,473,003
Systemax, Inc.	24,087	505,586
Titan Machinery, Inc. (a)	27,527	288,208
Transcat, Inc. (a)	16,406	410,806
Triton International Ltd.	58,962	1,798,341
United Rentals, Inc. (a)	114,320	15,877,905
Univar, Inc. (a)	222,004	3,432,182
Veritiv Corp. (a)	19,348	241,076
W.W. Grainger, Inc.	66,302	20,528,425
Watsco, Inc.	50,038	8,902,261
WESCO International, Inc. (a)	62,647	2,086,145
Willis Lease Finance Corp. (a)	5,069	106,855
		137,244,176
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	122,188	3,468,917

TOTAL INDUSTRIALS		3,928,801,683

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	56,348	3,803,490
ADTRAN, Inc.	80,299	915,409
Applied Optoelectronics, Inc. (a)(b)	38,047	335,955
Arista Networks, Inc. (a)	82,695	19,305,975
Aviat Networks, Inc. (a)	3,914	59,649
BK Technologies Corp.	6,655	18,701
Blonder Tongue Laboratories, Inc. (a)	2,363	1,252
CalAmp Corp. (a)	54,909	422,799
Calix Networks, Inc. (a)	78,011	1,099,955
Casa Systems, Inc. (a)	47,620	207,147
Ciena Corp. (a)	236,231	13,054,125
Cisco Systems, Inc.	6,448,473	308,365,979
Clearfield, Inc. (a)	14,083	194,768
ClearOne, Inc. (a)	23,778	41,374
CommScope Holding Co., Inc. (a)	259,565	2,676,115
Communications Systems, Inc.	3,040	15,626
Comtech Telecommunications Corp.	41,022	730,602
Dasan Zhone Solutions, Inc. (a)	14,392	105,781
Digi International, Inc. (a)	42,545	473,526
EchoStar Holding Corp. Class A (a)	71,526	2,228,750
EMCORE Corp. (a)	35,578	107,801
Extreme Networks, Inc. (a)	197,545	651,899
F5 Networks, Inc. (a)	92,794	13,447,706
Harmonic, Inc. (a)	134,185	723,257
Infinera Corp. (a)(b)	252,547	1,257,684
Inseego Corp. (a)(b)	76,428	811,665
InterDigital, Inc.	49,100	2,699,027
Juniper Networks, Inc.	509,858	12,369,155
KVH Industries, Inc. (a)	16,672	153,216
Lantronix, Inc. (a)	10,284	37,125
LRAD Corp. (a)	39,901	182,747
Lumentum Holdings, Inc. (a)	118,047	8,655,206
Motorola Solutions, Inc.	259,333	35,095,535
NETGEAR, Inc. (a)	50,073	1,288,378
NetScout Systems, Inc. (a)	99,944	2,745,462
Network-1 Security Solutions, Inc.	15,146	33,624
Optical Cable Corp. (a)	398	995
PC-Tel, Inc.	20,520	134,201
Plantronics, Inc. (b)	49,920	650,458
Resonant, Inc. (a)(b)	37,406	83,415
Sonus Networks, Inc. (a)	76,619	337,124
Tessco Technologies, Inc.	10,550	56,126
Ubiquiti, Inc. (b)	19,296	3,558,375
ViaSat, Inc. (a)	86,577	3,636,234
Viavi Solutions, Inc. (a)	363,748	4,215,839
Westell Technologies, Inc. Class A (a)	13,395	10,979
		447,000,211
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	15,261	137,807
Akoustis Technologies, Inc. (a)(b)	39,811	294,203
Amphenol Corp. Class A	445,526	43,019,991
Anixter International, Inc. (a)	46,934	4,492,053
Applied DNA Sciences, Inc. (a)(b)	335	3,256
Arlo Technologies, Inc. (a)	118,302	261,447
Arrow Electronics, Inc. (a)	116,406	8,041,326
Avnet, Inc.	155,857	4,245,545
Badger Meter, Inc.	46,042	2,817,310
Bel Fuse, Inc. Class B (non-vtg.)	24,186	226,623
Belden, Inc.	60,474	2,058,535
Benchmark Electronics, Inc.	58,507	1,239,763
CDW Corp.	217,770	24,152,871
ClearSign Combustion Corp. (a)(b)	26,685	13,890
Coda Octopus Group, Inc. (a)(b)	5,872	32,883
Cognex Corp.	259,953	14,749,733
Coherent, Inc. (a)	33,817	4,910,567
Corning, Inc.	1,168,765	26,636,154
CTS Corp.	54,448	1,161,920
CUI Global, Inc. (a)	18,764	13,069
Daktronics, Inc.	56,072	237,745
Digital Ally, Inc. (a)(b)	10,481	11,739
Dolby Laboratories, Inc. Class A	97,317	5,910,061
eMagin Corp. (a)(b)	3,586	1,884
ePlus, Inc. (a)	22,223	1,638,057
Fabrinet (a)	57,652	3,686,269
FARO Technologies, Inc. (a)	26,637	1,499,130
Fitbit, Inc. (a)	336,451	2,133,099
FLIR Systems, Inc.	204,209	9,434,456
Frequency Electronics, Inc. (a)	1,798	14,564
Identiv, Inc. (a)	9,604	40,145
IEC Electronics Corp. (a)	7,659	60,430
II-VI, Inc. (a)	128,062	6,086,787
Insight Enterprises, Inc. (a)	55,925	2,866,716
Intellicheck, Inc. (a)	13,967	85,757
IPG Photonics Corp. (a)	53,790	8,358,966
Iteris, Inc. (a)	71,414	343,501
Itron, Inc. (a)	51,730	3,332,447
Jabil, Inc.	208,964	6,252,203
KEMET Corp.	90,858	2,455,892
KEY Tronic Corp. (a)	4,572	18,699
Keysight Technologies, Inc. (a)	285,856	30,909,609
Kimball Electronics, Inc. (a)	37,511	532,281
Knowles Corp. (a)	138,294	2,079,942
LightPath Technologies, Inc. Class A (a)	265	615
Littelfuse, Inc.	38,121	6,194,281
Luna Innovations, Inc. (a)	30,274	184,671
Methode Electronics, Inc. Class A	57,891	1,814,883
MicroVision, Inc. (a)(b)	83,116	73,134
MTS Systems Corp.	31,016	546,192
Napco Security Technolgies, Inc. (a)	19,363	439,927
National Instruments Corp.	179,031	6,932,080
Neonode, Inc. (a)(b)	2,340	9,922
nLIGHT, Inc. (a)	52,270	1,126,941
Novanta, Inc. (a)	51,926	5,333,319
OSI Systems, Inc. (a)	27,903	2,114,210
Par Technology Corp. (a)(b)	17,371	434,449
PC Connection, Inc.	18,605	805,224
Perceptron, Inc. (a)	9,277	27,645
Plexus Corp. (a)	44,698	2,870,506
Powerfleet, Inc. (a)	23,698	111,381
Research Frontiers, Inc. (a)(b)	30,905	137,527
RF Industries Ltd.	7,617	42,351
Richardson Electronics Ltd.	16,718	69,547
Rogers Corp. (a)	28,983	3,137,700
Sanmina Corp. (a)	101,072	2,689,526
ScanSource, Inc. (a)	40,509	998,547
SYNNEX Corp.	59,027	6,295,230
TE Connectivity Ltd.	510,211	41,454,644
Tech Data Corp. (a)	53,638	7,307,641
Trimble, Inc. (a)	380,943	14,902,490
TTM Technologies, Inc. (a)(b)	149,348	1,727,956
Vishay Intertechnology, Inc.	207,687	3,376,991
Vishay Precision Group, Inc. (a)	19,721	465,810
Wayside Technology Group, Inc.	869	20,387
Wireless Telecom Group, Inc. (a)	7,898	7,977
Wrap Technologies, Inc. (a)(b)	15,197	98,021
Zebra Technologies Corp. Class A (a)	82,349	21,519,441
		359,770,491
IT Services - 5.6%
3PEA International, Inc. (a)(b)	43,478	313,911
Accenture PLC Class A	966,245	194,814,317
Akamai Technologies, Inc. (a)	247,215	26,155,347
Alliance Data Systems Corp.	64,783	3,001,396
Automatic Data Processing, Inc.	656,924	96,232,797
Black Knight, Inc. (a)	229,989	17,704,553
Booz Allen Hamilton Holding Corp. Class A	213,482	17,027,324
Brightcove, Inc. (a)	48,431	388,901
Broadridge Financial Solutions, Inc.	174,873	21,177,120
CACI International, Inc. Class A (a)	34,419	8,631,597
Cardtronics PLC (a)	51,599	1,248,180
Cass Information Systems, Inc.	20,398	822,855
Cognizant Technology Solutions Corp. Class A	826,144	43,785,632
Computer Task Group, Inc. (a)	8,213	34,002
Conduent, Inc. (a)	263,767	630,403
CSG Systems International, Inc.	51,146	2,421,763
CSP, Inc.	2,607	19,761
DXC Technology Co.	385,815	5,482,431
Endurance International Group Holdings, Inc. (a)	122,383	438,131
EPAM Systems, Inc. (a)	84,097	19,396,132
Euronet Worldwide, Inc. (a)	82,240	7,790,595
EVERTEC, Inc.	93,789	2,731,136
EVO Payments, Inc. Class A (a)	65,593	1,452,229
Exela Technologies, Inc. (a)(b)	57,534	18,687
ExlService Holdings, Inc. (a)	53,768	3,288,989
Fastly, Inc. Class A (b)	28,241	1,218,317
Fidelity National Information Services, Inc.	934,835	129,783,143
Fiserv, Inc. (a)	868,179	92,695,472
FleetCor Technologies, Inc. (a)	132,632	32,334,355
Gartner, Inc. (a)	128,269	15,610,337
Genpact Ltd.	235,062	8,450,479
Global Payments, Inc.	457,907	82,189,727
GoDaddy, Inc. (a)	270,880	20,925,480
GreenSky, Inc. Class A (a)(b)	73,868	296,949
GTT Communications, Inc. (a)(b)	51,146	408,657
Hackett Group, Inc.	43,100	594,349
i3 Verticals, Inc. Class A (a)	23,601	681,125
IBM Corp.	1,346,407	168,166,234
Information Services Group, Inc. (a)	12,694	21,834
Innodata, Inc. (a)	9,880	13,437
International Money Express, Inc. (a)	39,089	431,152
Jack Henry & Associates, Inc.	116,186	21,013,400
KBR, Inc.	210,336	4,932,379
Leidos Holdings, Inc.	203,621	21,439,255
Limelight Networks, Inc. (a)	179,239	885,441
Liveramp Holdings, Inc. (a)	105,969	5,344,017
ManTech International Corp. Class A	39,722	3,087,988
Marathon Patent Group, Inc. (a)	390	273
MasterCard, Inc. Class A	1,350,943	406,485,239
Maximus, Inc.	99,484	7,164,838
ModusLink Global Solutions, Inc. (a)	21,882	11,357
MoneyGram International, Inc. (a)(b)	47,205	115,180
MongoDB, Inc. Class A (a)	53,175	12,342,449
NIC, Inc.	93,506	2,249,754
Okta, Inc. (a)	171,708	33,582,651
Paychex, Inc.	478,816	34,608,820
PayPal Holdings, Inc. (a)	1,785,333	276,744,468
Perficient, Inc. (a)	54,362	1,850,482
Perspecta, Inc.	213,633	4,736,244
PFSweb, Inc. (a)	18,388	109,041
PRG-Schultz International, Inc. (a)	25,789	101,609
Repay Holdings Corp. (a)(b)	46,189	1,064,195
Sabre Corp.	434,853	3,030,925
Science Applications International Corp.	74,750	6,580,990
ServiceSource International, Inc. (a)	82,053	132,105
Square, Inc. (a)	519,038	42,083,601
StarTek, Inc. (a)	19,120	80,495
Switch, Inc. Class A	85,026	1,624,847
Sykes Enterprises, Inc. (a)	60,496	1,649,121
The Western Union Co.	641,464	12,842,109
Ttec Holdings, Inc.	22,233	941,790
Twilio, Inc. Class A (a)	188,573	37,262,025
Unisys Corp. (a)	85,524	971,553
VeriSign, Inc. (a)	157,624	34,521,232
Verra Mobility Corp. (a)(b)	202,526	2,209,559
Virtusa Corp. (a)	46,572	1,400,420
Visa, Inc. Class A	2,605,580	508,713,439
WEX, Inc. (a)	64,409	9,537,685
WidePoint Corp. (a)	50,531	28,803
		2,530,309,015
Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc. (a)	11,586	692,727
Adesto Technologies Corp. (a)	42,581	513,953
Advanced Energy Industries, Inc. (a)	53,580	3,580,751
Advanced Micro Devices, Inc. (a)	1,777,430	95,625,734
AEHR Test Systems (a)	13,351	22,029
Alpha & Omega Semiconductor Ltd. (a)	28,125	295,875
Ambarella, Inc. (a)	48,113	2,729,932
Amkor Technology, Inc. (a)	167,561	1,772,795
Amtech Systems, Inc. (a)	9,675	50,697
Analog Devices, Inc.	557,071	62,921,169
Applied Materials, Inc.	1,396,634	78,462,898
Atomera, Inc. (a)	3,601	31,257
Axcelis Technologies, Inc. (a)	42,601	1,143,837
AXT, Inc. (a)	69,742	368,935
Broadcom, Inc.	602,845	175,590,663
Brooks Automation, Inc.	114,947	4,594,432
Cabot Microelectronics Corp.	45,841	6,640,527
Ceva, Inc. (a)	34,774	1,198,660
Cirrus Logic, Inc. (a)	86,989	6,304,963
Cohu, Inc.	65,701	989,457
Cree, Inc. (a)	163,394	8,609,230
CVD Equipment Corp. (a)	17,135	54,147
CyberOptics Corp. (a)	11,708	376,881
Diodes, Inc. (a)	67,138	3,265,592
DSP Group, Inc. (a)	34,781	626,754
Enphase Energy, Inc. (a)	121,600	7,075,904
Entegris, Inc.	205,831	12,325,160
Everspin Technologies, Inc. (a)	11,677	68,778
First Solar, Inc. (a)(b)	114,636	5,344,330
FormFactor, Inc. (a)	108,487	2,730,618
GSI Technology, Inc. (a)	19,727	148,544
Ichor Holdings Ltd. (a)	36,115	821,616
Impinj, Inc. (a)(b)	23,986	620,038
Inphi Corp. (a)	70,012	8,798,408
Intel Corp.	6,617,017	416,408,880
Intest Corp. (a)	2,750	8,745
KLA-Tencor Corp.	238,921	42,040,539
Kopin Corp. (a)	79,855	83,049
Kulicke & Soffa Industries, Inc.	99,640	2,227,950
Lam Research Corp.	219,458	60,059,071
Lattice Semiconductor Corp. (a)	209,936	5,221,108
MACOM Technology Solutions Holdings, Inc. (a)	73,968	2,348,484
Marvell Technology Group Ltd.	1,017,810	33,200,962
Maxim Integrated Products, Inc.	397,057	22,902,248
MaxLinear, Inc. Class A (a)	88,229	1,528,126
Microchip Technology, Inc.	360,273	34,593,413
Micron Technology, Inc. (a)	1,684,001	80,680,488
MKS Instruments, Inc.	85,442	9,025,238
Monolithic Power Systems, Inc.	61,695	12,940,526
MoSys, Inc. (a)(b)	212	316
NeoPhotonics Corp. (a)	72,856	631,662
NVE Corp.	8,199	496,285
NVIDIA Corp.	930,785	330,447,291
ON Semiconductor Corp. (a)	624,665	10,300,726
Onto Innovation, Inc. (a)	77,819	2,418,615
PDF Solutions, Inc. (a)	44,435	758,061
Photronics, Inc. (a)	110,489	1,324,763
Pixelworks, Inc. (a)	47,729	171,347
Power Integrations, Inc.	44,541	4,826,017
Qorvo, Inc. (a)	177,689	18,611,146
Qualcomm, Inc.	1,736,515	140,449,333
QuickLogic Corp. (a)(b)	13,181	64,851
Rambus, Inc. (a)	174,307	2,708,731
Rubicon Technology, Inc. (a)	1,766	13,669
Semtech Corp. (a)	105,059	5,587,038
Silicon Laboratories, Inc. (a)	68,010	6,369,817
Skyworks Solutions, Inc.	259,323	30,740,148
SMART Global Holdings, Inc. (a)	19,784	529,816
SolarEdge Technologies, Inc. (a)	74,352	10,550,549
SunPower Corp. (a)(b)	103,813	749,530
Synaptics, Inc. (a)	51,464	3,279,286
Teradyne, Inc.	256,458	17,187,815
Texas Instruments, Inc.	1,421,437	168,781,429
Ultra Clean Holdings, Inc. (a)	65,662	1,361,173
Universal Display Corp.	64,724	9,488,538
Veeco Instruments, Inc. (a)	76,114	893,578
Xilinx, Inc.	383,677	35,279,100
Xperi Corp.	64,844	891,605
		2,022,578,353
Software - 8.9%
2U, Inc. (a)(b)	98,617	3,596,562
8x8, Inc. (a)	160,164	2,328,785
A10 Networks, Inc. (a)	96,596	656,853
ACI Worldwide, Inc. (a)	180,193	4,969,723
Adobe, Inc. (a)	734,739	284,050,097
Agilysys, Inc. (a)	36,423	700,414
Alarm.com Holdings, Inc. (a)	64,244	3,038,099
Altair Engineering, Inc. Class A (a)(b)	61,808	2,416,075
Alteryx, Inc. Class A (a)(b)	74,052	10,659,045
American Software, Inc. Class A	44,343	862,471
Anaplan, Inc. (a)	129,564	5,949,579
ANSYS, Inc. (a)	130,629	36,968,007
AppFolio, Inc. (a)	22,698	3,597,860
Appian Corp. Class A (a)(b)	52,614	2,996,893
Aspen Technology, Inc. (a)	103,998	10,986,349
Asure Software, Inc. (a)(b)	15,353	94,882
AudioEye, Inc. (a)(b)	4,303	36,446
Autodesk, Inc. (a)	332,746	70,003,103
Avalara, Inc. (a)	99,958	10,701,503
Avaya Holdings Corp. (a)(b)	147,707	2,156,522
Benefitfocus, Inc. (a)	47,187	600,691
Blackbaud, Inc.	73,351	4,299,102
BlackLine, Inc. (a)	66,638	4,951,203
Bottomline Technologies, Inc. (a)	59,951	3,033,521
Box, Inc. Class A (a)	234,910	4,693,502
BSQUARE Corp. (a)	7,885	11,906
Cadence Design Systems, Inc. (a)	427,081	38,988,224
CDK Global, Inc.	176,840	6,951,580
Cerence, Inc. (a)	55,156	1,649,716
Ceridian HCM Holding, Inc. (a)	153,391	10,564,038
ChannelAdvisor Corp. (a)	43,568	607,774
Citrix Systems, Inc.	173,366	25,678,972
Cloudera, Inc. (a)	392,202	4,020,071
Cloudflare, Inc. (a)	62,473	1,816,090
CommVault Systems, Inc. (a)	57,179	2,313,462
Cornerstone OnDemand, Inc. (a)	82,739	3,197,862
Coupa Software, Inc. (a)	95,935	21,826,172
Crowdstrike Holdings, Inc. (b)	32,407	2,845,659
Datadog, Inc. Class A(a)	38,244	2,725,650
Digimarc Corp. (a)(b)	18,025	309,850
Digital Turbine, Inc. (a)	100,378	644,427
DocuSign, Inc. (a)	191,075	26,700,821
Domo, Inc. Class B (a)	32,769	829,711
Dropbox, Inc. Class A (a)	324,981	7,334,821
Dynatrace, Inc.	135,233	5,202,414
Ebix, Inc.	34,584	775,027
eGain Communications Corp. (a)	25,936	269,994
Elastic NV (a)	51,917	4,460,709
Envestnet, Inc. (a)	81,723	5,933,907
Everbridge, Inc. (a)(b)	51,963	7,600,108
Evolving Systems, Inc. (a)	3,507	3,542
Fair Isaac Corp. (a)	44,092	17,753,644
Finjan Holdings, Inc. (a)	14,578	19,389
FireEye, Inc. (a)	332,388	4,148,202
Five9, Inc. (a)	92,986	9,689,141
Forescout Technologies, Inc. (a)	55,569	1,310,873
Fortinet, Inc. (a)	213,710	29,748,432
Globalscape, Inc.	15,636	147,760
GlowPoint, Inc. (a)	1,324	1,390
GSE Systems, Inc. (a)	274	288
GTY Govtech, Inc. (a)(b)	75,168	281,880
Guidewire Software, Inc. (a)	125,646	12,888,767
HubSpot, Inc. (a)	61,141	12,224,532
Intelligent Systems Corp. (a)(b)	8,512	272,639
Intuit, Inc.	395,958	114,954,527
Inuvo, Inc. (a)	6,798	2,912
j2 Global, Inc. (b)	71,557	5,602,913
LivePerson, Inc. (a)	84,239	3,154,751
LogMeIn, Inc.	74,496	6,324,710
Manhattan Associates, Inc. (a)	96,498	8,530,423
Marin Software, Inc. (a)	1,005	1,508
Medallia, Inc. (b)	25,705	726,937
Microsoft Corp.	11,599,965	2,125,693,546
MicroStrategy, Inc. Class A (a)	12,824	1,596,332
Mitek Systems, Inc. (a)	56,938	531,232
MobileIron, Inc. (a)	153,245	692,667
Model N, Inc. (a)	45,582	1,464,094
NetSol Technologies, Inc. (a)	11,760	37,750
New Relic, Inc. (a)	74,880	4,953,312
Nortonlifelock, Inc.	876,061	19,956,670
Nuance Communications, Inc. (a)	429,728	9,832,177
Nutanix, Inc. Class A (a)	206,562	4,969,882
NXT-ID, Inc. (a)	23,472	9,133
Onespan, Inc. (a)	49,452	1,004,865
Oracle Corp.	3,289,741	176,889,374
Pagerduty, Inc. (a)	16,075	426,791
Palo Alto Networks, Inc. (a)	149,609	35,198,509
Parametric Technology Corp. (a)	158,201	12,083,392
Pareteum Corp. (a)(b)	311,958	136,045
Park City Group, Inc. (a)	13,889	71,112
Paycom Software, Inc. (a)	74,738	22,214,376
Paylocity Holding Corp. (a)	55,334	7,193,697
Pegasystems, Inc.	56,570	5,380,938
Ping Identity Holding Corp. (a)(b)	32,704	925,850
Pluralsight, Inc. (a)	126,846	2,642,202
Progress Software Corp.	71,152	2,874,541
Proofpoint, Inc. (a)	86,011	10,000,499
PROS Holdings, Inc. (a)	60,962	2,374,470
Q2 Holdings, Inc. (a)	73,278	6,054,228
QAD, Inc.:
Class A	16,286	743,782
Class B	3,031	99,568
Qualys, Inc. (a)	50,000	5,766,000
Qumu Corp. (a)	4,243	10,438
Rapid7, Inc. (a)	69,732	3,409,197
RealNetworks, Inc. (a)	20,218	37,403
RealPage, Inc. (a)	129,418	8,777,129
Rimini Street, Inc. (a)	7,044	32,473
RingCentral, Inc. (a)	113,260	31,061,555
Riot Blockchain, Inc. (a)(b)	17,330	37,086
SailPoint Technologies Holding, Inc. (a)	131,427	3,000,478
Salesforce.com, Inc. (a)	1,346,658	235,382,352
SeaChange International, Inc. (a)	41,040	77,566
SecureWorks Corp. (a)(b)	18,591	250,235
ServiceNow, Inc. (a)	287,135	111,388,281
SharpSpring, Inc. (a)(b)	10,006	99,059
ShotSpotter, Inc. (a)(b)	11,876	276,117
Slack Technologies, Inc. Class A (a)(b)	84,796	2,972,100
Smartsheet, Inc. (a)	136,968	7,897,575
Smith Micro Software, Inc. (a)(b)	36,133	153,565
SolarWinds, Inc. (a)(b)	103,482	1,892,686
Splunk, Inc. (a)	235,656	43,794,311
SPS Commerce, Inc. (a)	55,068	3,753,435
SS&C Technologies Holdings, Inc.	334,293	19,353,893
Support.com, Inc.	27,657	35,678
SurveyMonkey (a)	146,397	2,949,900
Synacor, Inc. (a)	14,131	15,544
Synchronoss Technologies, Inc. (a)(b)	70,864	193,104
Synopsys, Inc. (a)	229,255	41,474,522
TeleNav, Inc. (a)	57,591	285,075
Tenable Holdings, Inc. (a)	65,047	2,034,020
Teradata Corp. (a)	176,305	3,774,690
The Trade Desk, Inc. (a)(b)	60,771	18,933,813
TiVo Corp.	196,916	1,199,218
Tyler Technologies, Inc. (a)	57,382	21,536,038
Upland Software, Inc. (a)	33,847	1,169,414
Varonis Systems, Inc. (a)	48,499	4,092,831
Verint Systems, Inc. (a)	105,439	4,889,206
Veritone, Inc. (a)	14,271	121,161
VirnetX Holding Corp. (b)	93,064	618,876
VMware, Inc. Class A (a)(b)	120,081	18,765,058
Workday, Inc. Class A (a)	250,384	45,927,937
Workiva, Inc. (a)	61,699	2,748,073
Yext, Inc. (a)	147,012	2,321,319
Zendesk, Inc. (a)	170,926	14,656,905
Zix Corp. (a)	89,040	598,349
Zoom Video Communications, Inc. Class A (a)	44,860	8,051,473
Zscaler, Inc. (a)(b)	98,561	9,667,848
Zuora, Inc. (a)	107,129	1,286,619
		4,028,216,051
Technology Hardware, Storage & Peripherals - 4.7%
3D Systems Corp. (a)(b)	190,021	1,400,455
Apple, Inc.	6,351,962	2,019,542,798
Astro-Med, Inc.	8,893	57,182
Avid Technology, Inc. (a)	50,894	359,312
Boxlight Corp. (a)(b)	8,184	6,968
Dell Technologies, Inc. (a)	237,108	11,770,041
Diebold Nixdorf, Inc. (a)(b)	122,489	586,722
Eastman Kodak Co. (a)(b)	50,487	125,208
Hewlett Packard Enterprise Co.	1,959,771	19,029,376
HP, Inc.	2,234,973	33,837,491
Immersion Corp. (a)	49,590	334,980
Intevac, Inc. (a)	20,520	106,909
NCR Corp. (a)	190,187	3,432,875
NetApp, Inc.	347,771	15,489,720
One Stop Systems, Inc. (a)	15,326	26,054
Pure Storage, Inc. Class A (a)	341,085	6,006,507
Seagate Technology LLC	344,867	18,291,746
Transact Technologies, Inc.	2,406	9,865
Western Digital Corp.	453,236	20,110,081
Xerox Holdings Corp.	291,553	4,629,862
		2,155,154,152

TOTAL INFORMATION TECHNOLOGY		11,543,028,273

MATERIALS - 2.7%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	27,740	139,810
AdvanSix, Inc. (a)	46,851	554,716
AgroFresh Solutions, Inc. (a)(b)	31,343	83,372
Air Products & Chemicals, Inc.	334,009	80,713,275
Albemarle Corp. U.S.	161,922	12,390,271
American Vanguard Corp.	39,446	524,632
Amyris, Inc. (a)(b)	71,734	267,568
Ashland Global Holdings, Inc.	94,210	6,327,144
Axalta Coating Systems Ltd. (a)	325,385	7,519,647
Balchem Corp.	48,600	4,891,590
Cabot Corp.	80,720	2,883,318
Celanese Corp. Class A	184,415	16,580,753
CF Industries Holdings, Inc.	331,049	9,722,909
Chase Corp.	12,130	1,208,755
Core Molding Technologies, Inc. (a)	7,658	36,376
Corteva, Inc.	1,140,777	31,154,620
Dow, Inc.	1,131,846	43,689,256
DuPont de Nemours, Inc.	1,116,759	56,653,184
Eastman Chemical Co.	206,073	14,029,450
Ecolab, Inc.	382,923	81,401,771
Element Solutions, Inc. (a)	350,110	3,812,698
Ferro Corp. (a)	128,770	1,547,815
Flotek Industries, Inc. (a)	92,584	90,732
FMC Corp.	198,771	19,561,054
FutureFuel Corp.	46,653	610,221
GCP Applied Technologies, Inc. (a)	83,062	1,672,869
H.B. Fuller Co.	71,349	2,684,149
Hawkins, Inc.	14,549	624,152
Huntsman Corp.	300,336	5,451,098
Ingevity Corp. (a)	61,002	3,212,975
Innospec, Inc.	39,832	3,070,649
International Flavors & Fragrances, Inc. (b)	162,948	21,703,044
Intrepid Potash, Inc. (a)	162,173	199,473
Koppers Holdings, Inc. (a)	35,463	587,622
Kraton Performance Polymers, Inc. (a)	50,895	776,149
Kronos Worldwide, Inc.	40,122	391,591
Linde PLC	816,633	165,237,521
Livent Corp. (a)	231,838	1,562,588
Loop Industries, Inc. (a)(b)	29,687	254,714
LSB Industries, Inc. (a)(b)	30,831	33,297
LyondellBasell Industries NV Class A	389,084	24,807,996
Marrone Bio Innovations, Inc. (a)(b)	23,374	25,010
Minerals Technologies, Inc.	57,132	2,817,179
NewMarket Corp.	10,313	4,497,809
Olin Corp.	253,342	3,047,704
PolyOne Corp.	141,557	3,507,782
PPG Industries, Inc.	354,555	36,047,607
PQ Group Holdings, Inc. (a)	65,765	825,351
Quaker Chemical Corp. (b)	20,723	3,540,525
Rayonier Advanced Materials, Inc.	74,023	160,630
RPM International, Inc.	199,232	14,898,569
Sensient Technologies Corp.	58,911	2,952,619
Sherwin-Williams Co.	124,888	74,164,739
Stepan Co.	29,299	2,846,691
The Chemours Co. LLC	252,631	3,311,992
The Mosaic Co.	526,489	6,365,252
The Scotts Miracle-Gro Co. Class A	60,584	8,637,461
Trecora Resources (a)	22,997	146,951
Tredegar Corp.	40,390	618,371
Trinseo SA	61,682	1,269,416
Tronox Holdings PLC	143,191	950,788
Valhi, Inc.	51,092	40,051
Valvoline, Inc.	287,253	5,271,093
Venator Materials PLC (a)	76,553	100,284
W.R. Grace & Co.	87,611	4,573,294
Westlake Chemical Corp.	54,803	2,614,103
		811,896,095
Construction Materials - 0.1%
Eagle Materials, Inc.	61,115	4,080,037
Forterra, Inc. (a)	30,729	271,030
Martin Marietta Materials, Inc.	95,156	18,278,516
Summit Materials, Inc. (a)	164,564	2,499,727
Tecnoglass, Inc.	26,251	128,892
U.S. Concrete, Inc. (a)	24,753	516,348
United States Lime & Minerals, Inc.	2,834	210,169
Vulcan Materials Co.	202,046	21,885,623
		47,870,342
Containers & Packaging - 0.4%
Amcor PLC	2,477,775	25,298,083
Aptargroup, Inc.	98,859	11,011,904
Avery Dennison Corp.	125,683	13,909,338
Ball Corp.	497,337	35,440,235
Berry Global Group, Inc. (a)	196,055	8,804,830
Crown Holdings, Inc. (a)	204,563	13,384,557
Graphic Packaging Holding Co.	447,854	6,480,447
Greif, Inc.:
Class A	42,028	1,428,111
Class B	9,160	351,194
International Paper Co.	594,893	20,256,107
Myers Industries, Inc.	59,336	807,563
O-I Glass, Inc. (b)	244,939	1,876,233
Packaging Corp. of America	144,946	14,698,974
Ranpak Holdings Corp. (A Shares) (a)	40,279	301,690
Sealed Air Corp.	235,157	7,548,540
Silgan Holdings, Inc.	88,626	2,963,653
Sonoco Products Co.	152,379	7,894,756
UFP Technologies, Inc. (a)	10,975	496,180
WestRock Co.	396,869	11,136,144
		184,088,539
Metals & Mining - 0.4%
Alcoa Corp. (a)	286,479	2,638,472
Allegheny Technologies, Inc. (a)(b)	201,400	1,748,152
Ampco-Pittsburgh Corp. (a)	7,344	24,162
Arconic Rolled Products Corp. (a)	151,855	2,197,342
Carpenter Technology Corp.	63,660	1,487,734
Century Aluminum Co. (a)	77,541	462,144
Cleveland-Cliffs, Inc. (b)	627,614	3,276,145
Coeur d'Alene Mines Corp. (a)	385,641	2,217,436
Commercial Metals Co.	183,534	3,149,443
Compass Minerals International, Inc.	51,622	2,487,148
Comstock Mining, Inc. (a)	1,600	925
Contura Energy, Inc. (a)	29,324	112,604
Freeport-McMoRan, Inc.	2,192,945	19,890,011
Friedman Industries	1,412	6,298
General Moly, Inc. (a)	42,674	7,869
Gold Resource Corp.	117,167	456,951
Golden Minerals Co. (a)	50,080	17,067
Haynes International, Inc.	18,671	426,259
Hecla Mining Co.	809,550	2,687,706
Kaiser Aluminum Corp.	24,863	1,783,920
Materion Corp.	31,348	1,645,770
McEwen Mining, Inc. (a)(b)	552,224	499,100
Newmont Corp.	1,246,484	72,881,919
Nucor Corp.	459,864	19,433,853
Olympic Steel, Inc.	11,343	125,113
Paramount Gold Nevada Corp. (a)(b)	5,612	6,285
Ramaco Resources, Inc. (a)(b)	2,665	7,222
Reliance Steel & Aluminum Co.	103,258	10,016,026
Royal Gold, Inc.	98,239	13,085,435
Ryerson Holding Corp. (a)	24,848	123,992
Schnitzer Steel Industries, Inc. Class A	42,919	673,828
Solitario Exploration & Royalty Corp. (a)	12,775	3,992
Steel Dynamics, Inc.	322,489	8,565,308
SunCoke Energy, Inc.	131,669	448,991
Synalloy Corp. (a)	10,355	96,716
TimkenSteel Corp. (a)	63,432	222,012
U.S. Antimony Corp. (a)	17,604	5,878
United States Steel Corp. (b)	252,074	2,026,675
Universal Stainless & Alloy Products, Inc. (a)	11,782	92,371
Warrior Metropolitan Coal, Inc.	83,050	1,169,344
Worthington Industries, Inc.	60,022	1,795,858
		178,003,476
Paper & Forest Products - 0.0%
Boise Cascade Co.	62,706	2,133,885
Clearwater Paper Corp. (a)	25,261	731,811
Domtar Corp.	92,840	1,893,936
Louisiana-Pacific Corp.	180,312	4,257,166
Mercer International, Inc. (SBI)	69,747	562,858
Neenah, Inc.	27,409	1,385,799
P.H. Glatfelter Co.	67,953	1,047,156
Resolute Forest Products (a)	138,617	257,828
Schweitzer-Mauduit International, Inc.	51,271	1,558,126
Verso Corp.	52,466	754,461
		14,583,026

TOTAL MATERIALS		1,236,441,478

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	132,953	1,559,539
Agree Realty Corp.	74,911	4,702,163
Alexander & Baldwin, Inc.	110,286	1,258,363
Alexanders, Inc.	3,381	878,519
Alexandria Real Estate Equities, Inc.	182,789	28,098,325
American Assets Trust, Inc.	74,358	1,945,949
American Campus Communities, Inc.	208,661	6,739,750
American Finance Trust, Inc.	170,711	1,249,605
American Homes 4 Rent Class A	393,621	9,934,994
American Tower Corp.	673,054	173,762,351
Americold Realty Trust	293,231	10,471,279
Apartment Investment & Management Co. Class A	227,227	8,377,859
Apple Hospitality (REIT), Inc.	328,526	3,354,250
Armada Hoffler Properties, Inc.	89,175	768,689
Ashford Hospitality Trust, Inc.	153,079	105,625
AvalonBay Communities, Inc.	209,258	32,646,341
Bluerock Residential Growth (REIT), Inc.	42,696	274,535
Boston Properties, Inc.	219,227	18,849,137
Braemar Hotels & Resorts, Inc.	44,906	152,680
Brandywine Realty Trust (SBI)	266,847	2,575,074
Brixmor Property Group, Inc.	464,420	5,182,927
BRT Realty Trust	72,912	822,447
Camden Property Trust (SBI)	148,823	13,627,722
CareTrust (REIT), Inc.	146,118	2,722,178
CatchMark Timber Trust, Inc.	71,008	557,413
CBL & Associates Properties, Inc. (a)(b)	286,456	86,051
Cedar Realty Trust, Inc.	136,442	101,581
Chatham Lodging Trust	71,979	485,858
CIM Commercial Trust Corp.	1,423	14,088
City Office REIT, Inc.	92,080	854,502
Clipper Realty, Inc.	13,163	97,143
Colony Capital, Inc.	757,088	1,521,747
Columbia Property Trust, Inc.	183,112	2,331,016
Community Healthcare Trust, Inc.	29,476	1,073,516
Condor Hospitality Trust, Inc.	76	361
CoreCivic, Inc.	183,416	2,206,494
CorEnergy Infrastructure Trust, Inc.	20,064	200,640
CorePoint Lodging, Inc.	63,243	250,442
CoreSite Realty Corp.	61,559	7,683,794
Corporate Office Properties Trust (SBI)	150,453	3,756,811
Cousins Properties, Inc.	223,346	6,950,528
Crown Castle International Corp.	630,699	108,581,140
CubeSmart	285,884	8,136,259
CyrusOne, Inc.	173,475	12,896,132
DiamondRock Hospitality Co.	300,148	1,797,887
Digital Realty Trust, Inc.	400,431	57,485,874
Douglas Emmett, Inc.	257,507	7,560,406
Duke Realty Corp.	562,651	19,400,206
Easterly Government Properties, Inc.	116,454	2,919,502
EastGroup Properties, Inc.	60,438	7,025,918
Empire State Realty Trust, Inc.	225,707	1,496,437
EPR Properties	123,835	3,909,471
Equinix, Inc.	133,884	93,401,495
Equity Commonwealth	169,828	5,723,204
Equity Lifestyle Properties, Inc.	278,492	17,350,052
Equity Residential (SBI)	519,463	31,458,679
Essential Properties Realty Trust, Inc.	139,858	1,907,663
Essex Property Trust, Inc.	100,913	24,498,649
Extra Space Storage, Inc.	198,050	19,161,338
Farmland Partners, Inc.	62,918	434,134
Federal Realty Investment Trust (SBI)	106,898	8,542,219
First Industrial Realty Trust, Inc.	195,824	7,417,813
Four Corners Property Trust, Inc.	109,837	2,374,676
Franklin Street Properties Corp.	165,692	884,795
Front Yard Residential Corp. Class B	78,810	591,075
Gaming & Leisure Properties	311,447	10,757,379
Getty Realty Corp.	57,222	1,523,250
Gladstone Commercial Corp.	49,049	878,958
Gladstone Land Corp.	28,395	411,728
Global Medical REIT, Inc.	53,029	568,471
Global Net Lease, Inc.	142,152	1,994,393
Government Properties Income Trust	73,127	1,849,382
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	103,015	2,988,465
HCP, Inc.	752,931	18,552,220
Healthcare Realty Trust, Inc.	208,667	6,406,077
Healthcare Trust of America, Inc.	315,663	8,355,600
Hersha Hospitality Trust	63,621	320,650
Highwoods Properties, Inc. (SBI)	156,374	5,984,433
Hospitality Properties Trust (SBI)	259,166	1,749,371
Host Hotels & Resorts, Inc.	1,092,582	13,045,429
Hudson Pacific Properties, Inc.	235,625	5,695,056
Independence Realty Trust, Inc.	136,713	1,352,092
Industrial Logistics Properties Trust	106,221	1,991,644
Investors Real Estate Trust	19,266	1,365,959
Invitation Homes, Inc.	823,231	21,650,975
Iron Mountain, Inc.	438,408	11,293,390
iStar Financial, Inc.	117,443	1,283,652
JBG SMITH Properties	179,608	5,339,746
Jernigan Capital, Inc.	43,051	519,626
Kilroy Realty Corp.	149,324	8,529,387
Kimco Realty Corp.	631,077	7,011,265
Kite Realty Group Trust	138,380	1,342,286
Lamar Advertising Co. Class A	130,831	8,674,095
Lexington Corporate Properties Trust	380,872	3,702,076
Life Storage, Inc.	71,518	6,971,575
LTC Properties, Inc.	61,542	2,265,361
Mack-Cali Realty Corp.	127,587	1,940,598
Medical Properties Trust, Inc.	793,297	14,342,810
Mid-America Apartment Communities, Inc.	174,053	20,252,807
Monmouth Real Estate Investment Corp. Class A	146,435	1,900,726
National Health Investors, Inc.	68,902	3,823,372
National Retail Properties, Inc.	260,569	8,179,261
National Storage Affiliates Trust	92,717	2,782,437
New Senior Investment Group, Inc.	141,875	411,438
NexPoint Residential Trust, Inc.	35,854	1,146,611
Omega Healthcare Investors, Inc.	333,145	10,374,135
One Liberty Properties, Inc.	28,584	453,056
Outfront Media, Inc.	224,155	3,147,136
Paramount Group, Inc.	309,885	2,389,213
Park Hotels & Resorts, Inc.	373,930	3,675,732
Pebblebrook Hotel Trust	199,539	2,725,703
Pennsylvania Real Estate Investment Trust (SBI) (b)	96,951	109,555
Physicians Realty Trust	290,457	5,016,192
Piedmont Office Realty Trust, Inc. Class A	195,046	3,253,367
Plymouth Industrial REIT, Inc.	18,206	269,449
Postal Realty Trust, Inc.	11,996	203,092
Potlatch Corp.	104,117	3,538,937
Power (REIT) (a)	507	11,849
Preferred Apartment Communities, Inc. Class A	69,336	484,659
Prologis, Inc.	1,119,336	102,419,244
PS Business Parks, Inc.	31,812	4,251,356
Public Storage	227,367	46,096,386
QTS Realty Trust, Inc. Class A	85,318	5,852,815
Ramco-Gershenson Properties Trust (SBI)	128,598	742,010
Rayonier, Inc.	211,224	5,016,570
Realty Income Corp.	523,647	28,962,916
Regency Centers Corp.	255,796	10,945,511
Retail Opportunity Investments Corp.	175,181	1,644,950
Retail Properties America, Inc.	332,500	1,802,150
Retail Value, Inc.	25,639	297,156
Rexford Industrial Realty, Inc.	178,531	7,105,534
RLJ Lodging Trust	263,556	2,717,262
Ryman Hospitality Properties, Inc.	85,249	2,913,811
Sabra Health Care REIT, Inc.	318,706	4,289,783
Safety Income and Growth, Inc.	19,928	1,091,855
Saul Centers, Inc.	20,051	609,149
SBA Communications Corp. Class A	170,589	53,587,123
Senior Housing Properties Trust (SBI)	383,841	1,374,151
Seritage Growth Properties (a)(b)	53,499	421,037
Simon Property Group, Inc.	467,783	26,991,079
SITE Centers Corp.	234,882	1,331,781
SL Green Realty Corp.	126,768	5,339,468
Sotherly Hotels, Inc.	1,919	5,642
Spirit Realty Capital, Inc.	155,297	4,415,094
Stag Industrial, Inc.	231,985	6,240,397
Store Capital Corp.	322,605	6,239,181
Summit Hotel Properties, Inc.	162,132	1,013,325
Sun Communities, Inc.	141,226	19,374,795
Sunstone Hotel Investors, Inc.	310,710	2,749,784
Tanger Factory Outlet Centers, Inc. (b)	143,732	883,952
Taubman Centers, Inc.	90,221	3,729,736
Terreno Realty Corp.	102,731	5,258,800
The GEO Group, Inc.	186,435	2,233,491
The Macerich Co. (b)	169,639	1,155,242
UDR, Inc.	436,351	16,136,260
UMH Properties, Inc.	56,337	703,086
Uniti Group, Inc.	283,735	2,340,814
Universal Health Realty Income Trust (SBI)	18,836	1,759,094
Urban Edge Properties	177,682	1,732,400
Urstadt Biddle Properties, Inc. Class A	52,305	667,412
Ventas, Inc.	562,715	19,666,889
VEREIT, Inc.	1,616,135	8,856,420
VICI Properties, Inc.	705,191	13,835,847
Vornado Realty Trust	240,846	8,721,034
Washington Prime Group, Inc. (b)	294,616	188,731
Washington REIT (SBI)	127,784	2,802,303
Weingarten Realty Investors (SBI)	188,269	3,366,250
Welltower, Inc.	619,541	31,392,142
Weyerhaeuser Co.	1,135,347	22,922,656
Wheeler REIT, Inc. (a)(b)	4,774	6,827
Whitestone REIT Class B	59,850	368,078
WP Carey, Inc.	261,560	15,670,060
Xenia Hotels & Resorts, Inc.	175,666	1,580,994
		1,579,813,269
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	15,310	217,861
CBRE Group, Inc. (a)	495,472	21,790,859
Cto Realty Growth, Inc.	7,853	328,098
eXp World Holdings, Inc. (a)(b)	36,730	392,644
Forestar Group, Inc. (a)	24,130	366,052
FRP Holdings, Inc. (a)	12,536	495,799
Griffin Industrial Realty, Inc.	4,288	173,192
Howard Hughes Corp. (a)	67,827	3,435,438
Jones Lang LaSalle, Inc.	79,613	8,152,371
Kennedy-Wilson Holdings, Inc.	171,562	2,405,299
Marcus & Millichap, Inc. (a)	36,003	992,603
Maui Land & Pineapple, Inc. (a)	22,080	232,061
Newmark Group, Inc.	248,993	1,058,220
RE/MAX Holdings, Inc.	28,337	793,153
Realogy Holdings Corp.	181,595	1,100,466
Redfin Corp. (a)	129,113	3,872,099
Stratus Properties, Inc. (a)	9,028	153,115
Tejon Ranch Co. (a)	27,612	395,956
The RMR Group, Inc.	23,590	635,986
The St. Joe Co. (a)(b)	53,253	1,025,120
Transcontinental Realty Investors, Inc. (a)	14,596	294,839
Trinity Place Holdings, Inc. (a)	4,950	8,514
		48,319,745

TOTAL REAL ESTATE		1,628,133,014

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	82,672	4,855,327
Alliant Energy Corp.	340,520	16,808,067
American Electric Power Co., Inc.	752,459	64,147,130
Avangrid, Inc.	83,054	3,694,242
Duke Energy Corp.	1,106,513	94,750,708
Edison International	548,032	31,846,140
El Paso Electric Co.	62,982	4,280,887
Entergy Corp.	304,921	31,047,056
Evergy, Inc.	347,921	21,463,246
Eversource Energy	489,193	40,945,454
Exelon Corp.	1,467,247	56,210,233
FirstEnergy Corp.	826,636	34,933,637
Genie Energy Ltd. Class B	34,755	299,241
Hawaiian Electric Industries, Inc.	164,885	6,506,362
IDACORP, Inc.	79,027	7,367,687
MGE Energy, Inc.	54,877	3,725,600
NextEra Energy, Inc.	745,209	190,445,612
NRG Energy, Inc.	380,950	13,733,248
OGE Energy Corp.	307,514	9,631,338
Otter Tail Corp.	63,346	2,718,177
Pinnacle West Capital Corp.	172,459	13,434,556
PNM Resources, Inc.	123,090	5,024,534
Portland General Electric Co.	138,565	6,527,797
PPL Corp.	1,154,933	32,268,828
Southern Co.	1,593,028	90,914,108
Spark Energy, Inc. Class A,	17,335	142,494
Xcel Energy, Inc.	800,268	52,041,428
		839,763,137
Gas Utilities - 0.2%
Atmos Energy Corp.	182,636	18,771,328
Chesapeake Utilities Corp.	26,373	2,382,537
National Fuel Gas Co.	131,186	5,505,876
New Jersey Resources Corp.	141,520	4,970,182
Northwest Natural Holding Co.	48,642	3,118,439
ONE Gas, Inc.	67,936	5,704,586
RGC Resources, Inc.	11,687	308,537
South Jersey Industries, Inc.	142,369	4,037,585
Southwest Gas Holdings, Inc.	85,576	6,499,497
Spire, Inc.	79,500	5,797,140
UGI Corp.	318,225	10,132,284
		67,227,991
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	29,153	591,514
Class C	124,125	2,719,579
Ormat Technologies, Inc.	77,425	5,637,314
Sunnova Energy International, Inc. (b)	23,623	354,345
Terraform Power, Inc.	131,061	2,408,901
The AES Corp.	1,014,040	12,665,360
Vistra Energy Corp.	684,090	13,982,800
		38,359,813
Multi-Utilities - 0.9%
Ameren Corp.	371,461	27,759,281
Avista Corp.	100,350	3,930,710
Black Hills Corp.	95,506	5,893,675
CenterPoint Energy, Inc.	766,860	13,634,771
CMS Energy Corp.	429,002	25,130,937
Consolidated Edison, Inc.	505,603	37,950,561
Dominion Energy, Inc.	1,252,599	106,483,441
DTE Energy Co.	293,632	31,585,994
MDU Resources Group, Inc.	306,255	6,664,109
NiSource, Inc.	539,242	12,850,137
NorthWestern Energy Corp.	80,440	4,836,053
Public Service Enterprise Group, Inc.	769,256	39,262,826
Sempra Energy	428,236	54,090,489
Unitil Corp.	25,866	1,245,965
WEC Energy Group, Inc.	480,343	44,061,863
		415,380,812
Water Utilities - 0.1%
American States Water Co.	48,480	3,975,845
American Water Works Co., Inc.	275,238	34,955,226
Artesian Resources Corp. Class A	26,254	921,778
Cadiz, Inc. (a)(b)	33,089	366,295
California Water Service Group	75,675	3,556,725
Essential Utilities, Inc.	332,650	14,556,764
Global Water Resources, Inc.	12,626	135,730
Middlesex Water Co.	27,005	1,832,559
Pure Cycle Corp. (a)	17,009	172,811
SJW Corp.	36,998	2,324,954
York Water Co.	23,393	1,038,649
		63,837,336

TOTAL UTILITIES		1,424,569,089

TOTAL COMMON STOCKS
(Cost $32,510,896,878)		45,429,615,087

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.11% (d)	18,353,305	18,356,975
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	455,050,144	455,095,649
TOTAL MONEY MARKET FUNDS
(Cost $473,422,039)		473,452,624
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $32,984,318,917)		45,903,067,711
NET OTHER ASSETS (LIABILITIES) - (0.8)%(f)		(365,620,729)
NET ASSETS - 100%		$45,537,446,982

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	188	June 2020	$13,092,320	$826,449	$826,449
CME E-mini S&P 500 Index Contracts (United States)	588	June 2020	89,434,800	4,720,236	4,720,236
CME E-mini S&P MidCap 400 Index Contracts (United States)	37	June 2020	6,520,510	487,685	487,685
TOTAL FUTURES CONTRACTS					$6,034,370

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $7,660,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,547
Fidelity Securities Lending Cash Central Fund	1,769,196
Total	$1,780,743

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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